                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21219

                   Eaton Vance Insured Municipal Bond Fund II
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21217

              Eaton Vance Insured California Municipal Bond Fund II
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21222

                 Eaton Vance Insured Florida Municipal Bond Fund
                 -----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21225

              Eaton Vance Insured Massachusetts Municipal Bond Fund
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21224

                Eaton Vance Insured Michigan Municipal Bond Fund
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-7230

               Eaton Vance Insured New Jersey Municipal Bond Fund
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21218

               Eaton Vance Insured New York Municipal Bond Fund II
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  -------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21226

                  Eaton Vance Insured Ohio Municipal Bond Fund
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21227

              Eaton Vance Insured Pennsylvania Municipal Bond Fund
              ----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2003

[PHOTO IMAGE]

EATON VANCE INSURED MUNICIPAL BOND FUNDS

[PHOTO IMAGE]

INSURED CALIFORNIA II

INSURED MUNICIPAL II

INSURED FLORIDA

INSURED MASSACHUSETTS

INSURED MICHIGAN

INSURED NEW JERSEY

INSURED NEW YORK II

INSURED OHIO

INSURED PENNSYLVANIA

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

QUALITY SPREADS: COMPENSATION FOR ADDED CREDIT RISK...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

SPREAD FLUCTUATIONS ARE INFLUENCED BY A VARIETY OF FACTORS...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB-rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

SPREADS CONSTITUTE A KEY FACTOR IN INVESTMENT DECISIONS...

Quality spreads play an important role in the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in a lower-quality, higher-yielding bond. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                                           Sincerely,


                                           /s/ Thomas J. Fetter
                                           Thomas J. Fetter
                                           President
                                           November 5, 2003

SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

MARKET RECAP

While the pace of job growth was disappointing, the U.S. economy improved noticeably in the year ended September 30, 2003. The passage of significant tax legislation appeared to give consumer spending a boost. Capital spending, which has lagged the recovery rate of past expansions, was at last showing signs of recovery in late summer and early fall, as manufacturers of industrial equipment reported stronger orders.

TECHNOLOGY, RETAILING AND CONSTRUCTION HAVE LED THE ECONOMY IN THE EARLY STAGES OF RECOVERY...

A beginning recovery was evident in several key sectors of the economy. Technology companies, especially semiconductor manufacturers and suppliers, have reported robust demand. The manufacturing sector also saw a pickup in activity, with industrial segments, such as machine tools, faring well, as factories began to refit their plants. The retail sector - with the exception of weak auto sales
- was very strong, as consumer confidence rose and tax cuts filtered into consumers' pockets. Despite a rise in mortgage rates, residential construction maintained its strong momentum, although the commercial side was quite sluggish.

WITH SLOW JOB GROWTH AND MANAGEABLE INFLATION, THE FEDERAL RESERVE HAS KEPT INTEREST RATES LOW...

Gross Domestic Product expanded 3.3% in the second quarter of 2003, followed by a 7.2% rise in the third quarter. However, despite the rebounding economy, the labor market remained stagnant through much of the year - the nation's jobless rate was 6.1% in September 2003. While large employers were slow to rehire, the pace of layoffs slowed considerably. Job growth was stronger among temporary agencies and smaller firms, which have generated the lion's share of new jobs in recent years.

Core inflation has generally been contained. Prices for finished goods, consumer staples and services have seen little change. However, prices for some commodities have witnessed a sharp rise, including lumber, plywood, steel and natural gas. Meanwhile, gasoline prices, which spiked dramatically during the prime summer driving season, have since fallen back slightly. With inflation largely held at bay, the Federal Reserve has maintained an accommodative monetary policy. The Fed lowered its Federal Funds rate - a key short-term interest rate barometer - to 1.00% in June.

[CHART]

Municipal bond yields exceeded Treasury yields

30-Year AAA-rated
General Obligation (GO) Bonds*           4.97%

Taxable equivalent yield
in 35.0% tax bracket                     7.65%

30-Year Treasury Bond                    4.87%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

* GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of September 30, 2003.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

However, while the decline in short-term interest rates helped revive the stock market, longer-term interest rates moved slightly higher, prompting a bond market pullback. Ten-year Treasury bond yields - which were at 3.59% at September 30, 2002 - rose to 3.93% by September 30, 2003 in response to a reviving economy. The Lehman Brothers Municipal Bond Index had a total return of 3.89% for the year ended September 30, 2003.*

FACING RISING BUDGET SHORTFALLS, BELEAGUERED STATES HAVE BEEN FORCED TO RAISE TAXES...

Despite lower federal tax rates, the rationale for tax-exempt income has remained intact. Many state governments have enacted income tax hikes and fee increases to make up for revenue shortfalls and budget deficits. Thus, while one portion of the tax burden has fallen, another portion has grown more onerous for many taxpayers. For that reason, we believe that municipal bonds will continue to present interesting investment opportunities and to merit a place in the portfolios of tax-conscious investors.

 * It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE INSURED MUNICIPAL BOND FUND II as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- The U.S. economy gathered new momentum in 2003. Consumer-based sectors, such as retail, have mounted a recovery, housing remains relatively strong and manufacturing appears to be on the mend in many sections of the Thomas J. Fetter nation. The nation's jobless rate Portfolio Manager was 6.1% in September 2003, up from 5.6% a year ago.

- Insured* transportation bonds remained the Fund's largest sector weighting at September 30, 2003. Investments included bonds that funded a broad range of transportation projects, including monorails, rapid transit, toll bridges, tunnels, highways and turnpike authorities.

- Insured* water and sewer issues were large commitments for the Fund. Major cities such as Atlanta and Houston have experienced rapid population growth. The resulting "urban sprawl" has dramatically increased the need for water facilities and produced additional opportunities in water and sewer bonds.

- Insured* general obligations (GOs) were a significant investment. With state and local jurisdictions encountering revenue shortfalls and worsening budget crises, the risk of downgrades has risen commensurately. Insured* GOs represented high quality and a partial refuge from those pressures.

- Insured* special tax revenue bonds constituted a major investment. These issues provide communities a financing mechanism for public programs, such as utilities and transportation facilities.

FUND STATISTICS(1)

- Number of Issues:              53
- Effective Maturity:            11.5 years
- Average Rating:                AAA
- Average Call:                  10.9 years
- Average Dollar Price:          $91.97

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 2.67% for the period from inception on November 29, 2002 through September 30, 2003. That return was the result of a decrease in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.00 on September 30, 2003, and the reinvestment of $0.714 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 8.46% for the period ended September 30, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.79 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.00, the Fund had a market yield of 6.81% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 10.48%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      86.3%
AA                                        5.6%
A                                         7.2%
Non-Rated                                 0.9%

For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the period ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)
Life of Fund (11/29/02)                                                     2.67%

Average Annual Total Return (by net asset value)
Life of Fund (11/29/02)                                                     8.46%

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Transportation*                36.6%

Insured - Water & Sewer*                 22.3%

Insured - General Obligations*           17.2%

Insured - Special Tax Revenue            12.0%

Insured - Utilities*                     10.7%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 35.00% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND II as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- The California economy showed signs of a rebound in 2003, although the pace of recovery remained slow. Health care, hospitality and residential construction were the major sources of new jobs. Manufacturing remained slug-with technology still slow to gain traction. The state's September 2003 jobless rate was 6.4%, down from 6.7% a year ago.

- Given the state's difficult financial situation, management focused intently on maintaining superior credit quality. The Fund had its largest sector weighting in insured* general obligations (GOs), which provided secure income together with diversification among state, city and county issues.

- Insured* lease revenue/certificates of participation bonds were significant holdings. These instruments are used issuers to provide lease financing for various municipal projects. The economies of scale of a pooled issue can provide low fixed-rate interest costs, an attractive feature for municipal borrowers.

- Insured* transportation bonds played a prominent role in the Fund. The state continues to upgrade its highway system and terminal facilities to meet changing needs. The Fund's holdings included issues for toll bridges and airport authorities.

- Management had large investments in essential services bonds, including insured* sewer revenue issues. These issues funded sewer and wastewater facilities, key projects for California's growing population.

FUND STATISTICS(1)

- Number of Issues:              45
- Effective Maturity:            9.5 years
- Average Rating:                AAA
- Average Call:                  8.9 years
- Average Dollar Price:          $95.42

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 1.06% for the period from inception on November 29, 2002 through September 30, 2003. That return was the result of a decrease in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $13.80 on September 30, 2003, and the reinvestment of $0.675 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 6.62% for the period ended September 30, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.56 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $13.80, the Fund had a market yield of 6.52% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 11.06%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      95.3%
AA                                        2.8%
A                                         1.9%

For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the period ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)
Life of Fund (11/29/02)                                                     1.06%

Average Annual Total Return (by net asset value)
Life of Fund (11/29/02)                                                     6.62%

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - General Obligations*           31.2%

Insured - Lease Revenue/COPs*            20.9%

Insured - Transportation*                18.3%

Insured - Special Assessment Revenue*    18.0%

Insured - Sewer Revenue                  16.4%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 41.05% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED FLORIDA MUNICIPAL BOND FUND as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Florida again led the region in job creation in 2003. The service sector remained strong, paced by health care and education, while high gas prices slightly hurt the tourism sector. Construction continued to generate new jobs, as single-family homebuilding benefited from still- interest rates. The state's jobless rate was 5.2% in September 2003, down from 5.4% a year ago.

- Insured* special tax revenue bonds were the Fund's largest sector weighting at September 30, 2003. These issues provided a financing alternative for a diverse range of facilities for Florida cities and towns faced with the infrastructure needs of growing communities.

- The Fund also had investments in insured* miscellaneous, or non-sector-specific, bonds that funded key projects in the state. Holdings included issues that provided sport franchise financing, bonds that aided county tourism development and an issue that provided funding for improvements to county transportation facilities.

- The Fund was selective within the hospital sector, given the industry's competitive pressures. Management focused on insured* issues of well-managed facilities with sound financial fundamentals.

- Insured* general obligations (GOs) represented another investment area of very high quality. Selected issues of the state board of education and municipal loan council provided investments insulated from economic fluctuations and high quality profiles.

FUND STATISTICS(1)

- Number of Issues:              46
- Effective Maturity:            11.9 years
- Average Rating:                AAA
- Average Call:                  10.4 years
- Average Dollar Price:          $99.41

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 3.08% for the period from inception on November 29, 2002 through September 30, 2003. That return was the result of a decrease in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.10 on September 30, 2003, and the reinvestment of $0.675 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 6.37% for the period ended September 30, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.55 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.10, the Fund had a market yield of 6.38% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 9.82%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      90.4%
AA                                        7.8%
A                                         1.8%

For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the period ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)
Life of Fund (11/29/02)                                                     3.08%

Average Annual Total Return (by net asset value)
Life of Fund (11/29/02)                                                     6.37%

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Special Tax Revenue*           36.0%

Insured - Miscellaneous*                 22.7%

Insured - Hospital*                      18.6%

Insured - General Obligations*           14.5%

Insured - Transportation*                 8.7%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state intangibles tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 35.00% federal and state intangibles tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED MASSACHUSETTS MUNICIPAL BOND FUND as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF ROBERT B. MacINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The Massachusetts economy has improved in recent months, as rising demand for technology products and improving financial markets have boosted the state's leading industries. The construction sector has been supported by a strong housing market. The state's September 2003 jobless rate was 5.7%, up from 5.5% a year ago.

- Insured* private education bonds remained the Fund's largest sector weighting at September 30, 2003. Massachusetts is home to some of the nation's leading universities, which enjoy consistently strong applicant demand, sound underlying fundamentals and a reputation as high quality issuers.

- Insured general obligations (GOs)* were a large investment for the Fund. In addition to state GOs, the Fund's investments focused on cities and towns with a strong tax base and sound economic underpinning, two key determinants for investors in general obligations.

- Insured* lease revenue/certificates of participation (COPs) constituted significant investments. Pooled COPs and lease revenue bonds finance purchase of equipment and facilities and are secured by individual lease transactions for each borrower.

- Management used Puerto Rico bonds to add further diversification to the Fund. The Fund's Puerto Rico investments included insured* general obligations, as well as issues that financed electric utilities, highways, and municipal finance and public building authorities.

FUND STATISTICS(1)

- Number of Issues:              35
- Effective Maturity:            11.8 years
- Average Rating:                AAA
- Average Call:                  9.8 years
- Average Dollar Price:          $98.68

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 5.61% for the period from inception on November 29, 2002 through September 30, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.45 on September 30, 2003, and the reinvestment of $0.675 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 7.22% for the period ended September 30, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.67 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.45, the Fund had a market yield of 6.23% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 10.12%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      88.1%
AA                                        7.4%
A                                         1.8%
BBB                                       2.7%

For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the period ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)
Life of Fund (11/29/02)                                                     5.61%

Average Annual Total Return (by net asset value)
Life of Fund (11/29/02)                                                     7.22%

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Private Education*             35.1%

Insured - General Obligations*           25.1%

Insured - Lease Revenue/COPs*            15.3%

Private Education                        13.2%

Insured - Hospital*                      11.6%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum combined 38.45% federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED MICHIGAN MUNICIPAL BOND FUND as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Michigan's economy generated modest but uneven growth in 2003. Some manufacturing segments have reported increased activity, although production in the state's key auto industry was running around 4% below last year. Residential construction remained strong, however, boosted by record low interest rates. The state's September 2003 jobless rate was 7.4%, up from 6.1% a year ago.

- Insured* general obligations (GOs) constituted the Fund's largest sector weighting at September 30, 2003. With some Michigan municipalities suffering shortfalls in sales tax receipts, insured* GOs provided some insulation from revenue-related uncertainties.

- The Fund had significant investments in hospital bonds. Management remained very selective, focusing on the more competitive institutions, with favorable cost structures, in-demand care specialties and strategic alliances with other hospitals.

- The Fund maintained an exposure to essential services bonds, including insured* water and sewer issues. Because the revenues for these issues are based on fees and water payments, they are considered less subject to economic fluctuations.

- The Fund continued to emphasize diversification. Management found additional opportunities for diversification in selected Puerto Rico bonds, including general obligations and building authority bonds.

FUND STATISTICS(1)

- Number of Issues:              33
- Effective Maturity:            10.6 years
- Average Rating:                AAA
- Average Call:                  9.8 years
- Average Dollar Price:          $93.57

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 5.31% for the period from inception on November 29, 2002 through September 30, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.41 on September 30, 2003, and the reinvestment of $0.675 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 6.12% for the period ended September 30, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.52 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.41, the Fund had a market yield of 6.25% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 10.02%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      82.1%
AA                                        4.4%
A                                        13.5%

For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the period ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)
Life of Fund (11/29/02)                                                     5.31%

Average Annual Total Return (by net asset value)
Life of Fund (11/29/02)                                                     6.12%

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - General Obligations*           39.1%

Hospital                                 22.9%

Insured - Special Tax Revenue*           16.2%

Insured - Public Education*              15.1%

Insured - Lease Revenue/COPs*            12.6%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 37.60% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED NEW JERSEY MUNICIPAL BOND FUND as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The New Jersey economy showed signs of recovery in 2003, as earlier weakness gave way to growing optimism from employers and increased spending by business. Health care and business services each remained a major source of new employment. The state's September 2003 jobless rate was 5.8%, down from 6.0% a year ago.

- Insured* general obligations (GOs) represented the Fund's largest sector weighting at September 30, 2003. The Fund's investments focused on GOs of cities and townships we believe are in sound financial condition and have relatively strong economic fundamentals.

- Insured* public education bonds were prominent investments for the Fund. In addition to bonds for the state universities, the Fund has investments in issues that funded community colleges and the state's medical and dentistry school.

- Insured* transportation bonds were major components of the Fund. The Portfolio's investments included issuers that have responsibility for aviation, highways and port facilities in the southern counties of New Jersey, as well as similar facilities in the metropolitan New York area.

- Lease revenue/certificates of participation (COPs) were notable investments. These bonds provided flexible and cost effective financing for a range of New Jersey issuers, including preservation projects and the state's building authority.

FUND STATISTICS(1)

- Number of Issues:              38
- Effective Maturity:            12.0 years
- Average Rating:                AAA
- Average Call:                  11.1 years
- Average Dollar Price:          $92.49

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 6.14% for the period from inception on November 29, 2002 through September 30, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.52 on September 30, 2003, and the reinvestment of $0.675 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 7.89% for the period ended September 30, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.76 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.52, the Fund had a market yield of 6.20% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 10.19%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      84.6%
AA                                        6.3%
A                                         8.1%
BBB                                       1.0%

For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the period ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)
Life of Fund (11/29/02)                                                     6.14%

Average Annual Total Return (by net asset value)
Life of Fund (11/29/02)                                                     7.89%

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - General Obligations*           34.0%

Insured - Public Education*              27.7%

Insured - Transportation*                17.1%

Insured - Lease Revenue/COPs*            16.4%

Transportation                           15.6%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 39.14% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND II as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- The New York economy has showed positive trends in 2003. The mid-August power outage had only a minor impact on economic activity, mainly on retailers and temporary agencies. Manufacturing and port activity improved, while housing and hospitality markets remained strong. The state's September 2003 jobless rate was 6.4%, up from 6.0% a year ago.

- The Fund's insured* transportation bonds were the Fund's largest weighting at September 30, 2003 and included several segments of the state's transportation complex, including bonds for bridges and tunnels, the New York and New Jersey port authority and the New York City mass transit authority.

- While insured* hospital bonds constituted a large Fund weighting, management was very selective within the sector. In a very competitive market, the Fund focused on the state's top tier institutions, including New York Presbyterian Hospital and Memorial Sloan-Kettering.

- Insured* private education bonds bonds were attractive for their stable tuition revenues and included some of the state's most esteemed institutions, such as Fordham University, University of Rochester and Brooklyn Law School.

- The Fund has continued to pursue broad diversification by sector, issuer and coupon distribution. In addition, call protection remained a prime strategic consideration.

FUND STATISTICS(1)

- Number of Issues:              41
- Effective Maturity:            11.2 years
- Average Rating:                AA+
- Average Call:                  9.4 years
- Average Dollar Price:          $96.55

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 0.38% for the period from inception on November 29, 2002 through September 30, 2003. That return was the result of a decrease in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $13.71 on September 30, 2003, and the reinvestment of $0.686 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 8.87% for the period ended September 30, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.87 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $13.71, the Fund had a market yield of 6.68% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 11.14%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      83.8%
AA                                        6.8%
A                                         4.7%
BBB                                       3.0%
Non-Rated                                 1.7%

For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the period ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION0
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)
Life of Fund (11/29/02)                                                     0.38%

Average Annual Total Return (by net asset value)
Life of Fund (11/29/02)                                                     8.87%

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Transportation*                18.6%

Insured - Hospital*                      18.5%

Insured - Private Education*             18.4%

Insured - Lease Revenue/COPs*            16.3%

Insured - Public Education*              15.9%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 40.01% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED OHIO MUNICIPAL BOND FUND as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- Ohio's economy enjoyed increased activity in 2003. Manufacturing saw rising production levels, although the key steel and auto segments were disappointing. Homebuilding remained strong and commercial construction - a laggard to date - showed sporadic signs of a renewal. The state's September 2003 jobless rate was 5.8%, up from 5.6% a year ago.

- Insured* general obligations (GOs) were the Fund's largest sector weighting at September 30, 2003. School district bonds remained the prime source of new GO issuance, providing income opportunities in high quality investments.

- The Fund had large investments in insured* public education bonds, which we deemed attractive for their stable revenues and ability to raise tuition. Among the investments were issues for some of Ohio's major universities, including Ohio University and University of Cincinnati.

- Insured* transportation bonds were a significant commitment for the Fund. The largest such investment was an issue for Cleveland's airport system. The Cleveland airport, which has outperformed its regional peers with respect to on-time departures and arrivals, is currently undergoing a $1.4 billion expansion.

- Insured* special tax revenue bonds represented a major focus. Investments included bonds issued to finance projects in Hamilton County, as well as some Puerto Rico infrastructure financing authority bonds.

FUND STATISTICS(1)

- Number of Issues:              38
- Effective Maturity:            11.4 years
- Average Rating:                AAA
- Average Call:                  10.3 years
- Average Dollar Price:          $93.69

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 5.46% for the period from inception on November 29, 2002 through September 30, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.43 on September 30, 2003, and the reinvestment of $0.675 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 6.85% for the period ended September 30, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.62 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.43, the Fund had a market yield of 6.24% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 10.38%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      82.5%
AA                                       11.2%
A                                         3.1%
Non-Rated                                 3.2%

For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the period ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)


Average Annual Total Return (by share price, American Stock Exchange)
Life of Fund (11/29/02)                                                     5.46%

Average Annual Total Return (by net asset value)
Life of Fund (11/29/02)                                                     6.85%

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - General Obligations*           55.2%

Insured - Public Education*              16.2%

Insured - Transportation*                15.7%

Insured - Special Tax Revenue*           14.9%

Insured - Lease Revenue/COPs*            12.3%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 39.88% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED PENNSYLVANIA MUNICIPAL BOND FUND as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- The Pennsylvania economy has showed improvement in 2003. The service sector provided the largest source of new jobs, especially in health care, government and leisure. Manufacturing remained sluggish, although it fared better in Pennsylvania than in many other states. The Commonwealth's September 2003 jobless rate was 5.3%, down from 5.7% a year ago.

- Insured* general obligations (GOs) were the Fund's largest investments at September 30, 2003. Insured* GOs provided the quality prized by investors, as a slow recovery made many investors leery of some economically-sensitive issuers.

- The Fund's insured* transportation bonds represented a significant investment. The largest investment was in Pennsylvania Turnpike Commission bonds, which helped fund the Commission's efforts to modernize the 541-mile turnpike, improve traffic flow patterns and create a more efficient toll collection system.

- Insured* private education bonds remained a prime focus of the Fund. Investments included issues that financed projects for some of the state's well-known universities, as well as private secondary schools and institutions for career and technical training.

- The the Fund's investments were further diversified through selective purchases of Puerto Rico bonds. The Fund's Puerto Rico holdings included general obligations, as well as issues that funded electric power and transportation projects.

FUND STATISTICS(1)

- Number of Issues:              47

- Effective Maturity:            10.2 years

- Average Rating:                AAA

- Average Call:                  8.4 years

- Average Dollar Price:          $97.94

THE FUND

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 4.80% for the period from inception on November 29, 2002 through September 30, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.33 on September 30, 2003, and the reinvestment of $0.681 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 6.63% for the period ended September 30, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.58 on September 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.33, the Fund had a market yield of 6.33% at September 30, 2003.(4) The Fund's market yield is equivalent to a taxable yield of 10.02%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                                      94.1%
A                                         5.4%
BBB                                       0.5%

For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the period ended September 30, 2003 was designated as an exempt interest dividend.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)
Life of Fund (11/29/02)                                                     4.80%

Average Annual Total Return (by net asset value)
Life of Fund (11/29/02)                                                     6.63%

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - General Obligations*           43.6%

Insured - Transportation*                23.9%

Insured - Private Education*             20.9%

Insured - Special Tax Revenue*           14.3%

Insured - Water & Sewer*                 14.0%

----------
(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(3) A portion of the Fund's income may be subject to federal income tax. Income may be subject to state tax.

(4) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 36.82% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributionsreinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

INSURED MUNICIPAL BOND FUND II as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 160.6%

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 8.9%

$       5,750     California, 5.25%, 4/1/30                                             $   5,779,325
        6,500     New York City, NY, 5.25%, 1/15/33                                         6,578,130
        1,500     North Carolina, Variable Rate, 3/1/28(1)(2)                                 720,480
-----------------------------------------------------------------------------------------------------
                                                                                        $  13,077,935
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 6.2%

$       2,000     Cuyahoga County, OH, (Cleveland Clinic Health System),
                  5.50%, 1/1/29                                                         $   2,049,120
        2,500     Lehigh County, PA, General Purpose Authority, (Lehigh Valley
                  Health Network), 5.25%, 7/1/32                                            2,454,300
        4,500     South Miami, FL, Health Facility Authority, (Baptist Health),
                  5.25%, 11/15/33                                                           4,531,050
-----------------------------------------------------------------------------------------------------
                                                                                        $   9,034,470
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 9.7%

$      22,685     Chelan County, WA, Public Utility District No. 1, (Columbia
                  River), (MBIA), 0.00%, 6/1/23                                         $   7,655,053
        3,500     Forsyth, MT, PCR, (Puget Sound Energy), (AMBAC),
                  5.00%, 3/1/31                                                             3,543,820
        3,000     Nebraska Public Power District, (AMBAC), 5.00%, 1/1/35                    3,033,960
-----------------------------------------------------------------------------------------------------
                                                                                        $  14,232,833
-----------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 6.3%

$       8,210     Jefferson County, AL, Sewer, (FGIC), Prerefunded to
                  8/1/12, 5.00%, 2/1/38                                                 $   9,233,623
-----------------------------------------------------------------------------------------------------
                                                                                        $   9,233,623
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 17.2%

$       1,640     California, (XLCA), Variable Rate, 10/1/28(2)(3)                      $   1,702,254
       10,000     Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23                   3,488,600
        5,700     Chicago, IL, Board of Education, (FSA), 5.00%, 12/1/31                    5,747,139
        8,330     King County, WA, (MBIA), 5.25%, 1/1/34                                    8,568,238
        2,080     Philadelphia, PA, (FSA), Variable Rate, 9/15/31(2)(3)                     2,139,800
       10,000     Washington, (Motor Vehicle Fuel), (MBIA),
                  0.00%, 12/1/23                                                            3,502,300
-----------------------------------------------------------------------------------------------------
                                                                                        $  25,148,331
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.7%

$       1,800     Maine Health and Higher Educational Facilities Authority,
                  (MBIA), 5.00%, 7/1/32                                                 $   1,817,856
$       3,000     Maryland HEFA, Medlantic, (FSA), Variable Rate,
                  8/15/38(2)(3)                                                         $   3,626,040
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,443,896
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.9%

$       4,250     Massachusetts Development Finance Agency, (MBIA),
                  5.125%, 2/1/34                                                        $   4,322,675
-----------------------------------------------------------------------------------------------------
                                                                                        $   4,322,675
-----------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 3.7%

$       2,500     Massachusetts Development Finance Agency,
                  (Boston University), (XLCA), 6.00%, 5/15/59                           $   2,805,875
        2,500     Massachusetts Development Finance Agency,
                  (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                         2,562,125
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,368,000
-----------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 3.3%

$       3,510     Passaic Valley, NJ, Sewer Commissioners, (FGIC),
                  2.50%, 12/1/32                                                        $   2,294,838
        2,575     Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31                         2,594,570
-----------------------------------------------------------------------------------------------------
                                                                                        $   4,889,408
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 12.0%

$      12,000     Metropolitan Pier and Exposition Authority, (McCormick
                  Place Expansion), IL, (MBIA), 0.00%, 6/15/32                          $   2,556,000
       11,000     Metropolitan Pier and Exposition Authority, (McCormick
                  Place Expansion), IL, (MBIA), 0.00%, 12/15/25                             3,376,120
        4,000     Metropolitan Pier and Exposition Authority, (McCormick
                  Place Expansion), IL, (MBIA), 5.25%, 6/15/42                              4,123,680
        2,165     San Jose, CA, Redevelopment Agency Tax, (MBIA),
                  Variable Rate, 8/1/32(2)(3)                                               2,233,804
        5,325     Utah Transportation Authority Sales Tax, (FSA),
                  5.00%, 6/15/32                                                            5,383,362
-----------------------------------------------------------------------------------------------------
                                                                                        $  17,672,966
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 36.6%

$       4,000     California Infrastructure and Economic Development,
                  (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33                       $   4,056,760
        4,000     Chicago, IL, Transportation, (Skywalk), (AMBAC),
                  5.25%, 1/1/31                                                             4,136,320
        1,250     Dallas, TX, Area Rapid Transportation Sales Tax, (AMBAC),
                  5.00%, 12/1/31                                                            1,261,175
       11,900     E-470 Public Highway Authority, CO, (MBIA),
                  0.00%, 9/1/22                                                             4,572,456

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$      12,390     E-470 Public Highway Authority, CO, (MBIA),
                  0.00%, 9/1/24                                                         $   4,114,223
        3,835     Massachusetts Turnpike Authority, Metropolitan Highway
                  System, (MBIA), Variable Rate, 1/1/37(2)(3)                               3,905,411
       13,885     Nevada Department of Business and Industry, (Las Vegas
                  Monorail-1st Tier), (AMBAC), 0.00%, 1/1/20                                6,242,141
        5,000     South Carolina Transportation Infrastructure, (AMBAC),
                  5.25%, 10/1/31                                                            5,180,000
       10,000     Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42                        10,058,500
       10,000     Triborough Bridge and Tunnel Authority, NY, (MBIA),
                  5.00%, 11/15/32                                                          10,134,800
-----------------------------------------------------------------------------------------------------
                                                                                        $  53,661,786
-----------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 10.7%

$       8,000     Los Angeles, CA, Department of Water and Power, (FGIC),
                  5.00%, 7/1/43                                                         $   8,034,320
        1,500     Los Angeles, CA, Department of Water and Power, (MBIA),
                  5.125%, 7/1/41                                                            1,519,890
        6,000     Philadelphia, PA, Gas Works Revenue, (FSA),
                  5.00%, 8/1/32                                                             6,068,880
-----------------------------------------------------------------------------------------------------
                                                                                        $  15,623,090
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 22.3%

$       4,740     Atlanta, GA, Water and Sewer, (FGIC),
                  5.00%, 11/1/38(4)                                                     $   4,788,964
        4,895     Atlanta, GA, Water and Wastewater, (MBIA),
                  5.00%, 11/1/39                                                            4,944,831
       10,705     Birmingham, AL, Waterworks and Sewer Board, (MBIA),
                  5.00%, 1/1/37                                                            10,802,951
       10,750     Houston, TX, Water & Sewer System, (FSA),
                  5.00%, 12/1/30                                                           10,831,915
        1,275     Pittsburgh, PA, Water and Sewer Authority, (AMBAC),
                  Variable Rate, 12/1/27(2)(3)                                              1,368,865
-----------------------------------------------------------------------------------------------------
                                                                                        $  32,737,526
-----------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 9.7%

$       2,330     Contra Costa, CA, Water District, (FSA), Variable Rate,
                  10/1/32(2)(3)                                                         $   2,423,550
        3,450     Detroit, MI, Water Supply System, (MBIA) ,
                  Variable Rate, 7/1/34(2)(3)                                               3,576,753
        3,500     Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36                   3,548,160
        4,610     Texas Southmost Regional Water Authority, (MBIA),
                  5.00%, 9/1/32                                                             4,645,451
-----------------------------------------------------------------------------------------------------
                                                                                        $  14,193,914
-----------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.5%

$       1,500     Capital Trust Agency, FL, (Seminole Tribe Convention),
                  8.95%, 10/1/33                                                        $   1,662,255
          430     Capital Trust Agency, FL, (Seminole Tribe Convention),
                  10.00%, 10/1/33                                                             507,318
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,169,573
-----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 5.9%

$       8,500     Metropolitan Transportation Authority of New York,
                  5.125%, 1/1/29                                                        $   8,643,225
-----------------------------------------------------------------------------------------------------
                                                                                        $   8,643,225
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 160.6%
   (IDENTIFIED COST $230,834,109)                                                       $ 235,453,251
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.9)%                                                $  (1,327,682)

AUCTION PREFERRED SHARES PLUS CUMULATIVE
   UNPAID DIVIDENDS -- (59.7)%                                                          $ (87,551,976)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHARES -- 100.0%                                                              $ 146,573,593
-----------------------------------------------------------------------------------------------------

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 86.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 36.7% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

INSURED CALIFORNIA MUNICIPAL BOND FUND II as of September 30, 2003 PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 158.8%

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 3.0%

$         750     California, 5.00%, 2/1/21                                             $     763,110
          900     California, 5.25%, 4/1/30                                                   904,590
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,667,700
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 12.2%

$       3,475     Glendale Electric, (MBIA), 5.00%, 2/1/32                              $   3,522,677
        1,650     Puerto Rico Electric Power Authority, (FSA),
                  Variable Rate, 7/1/29(1)(2)                                               1,802,542
          455     Sacramento Municipal Electric Utility District, (FSA),
                  Variable Rate, 8/15/28(2)(3)                                                475,944
        1,000     Southern California Public Power Authority, (Magnolia
                  Power), (AMBAC), 5.00%, 7/1/25                                            1,019,650
-----------------------------------------------------------------------------------------------------
                                                                                        $   6,820,813
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 31.2%

$       1,250     California, (AMBAC), 5.00%, 4/1/27                                    $   1,265,113
          415     California, (XLCA), Variable Rate, 10/1/28(2)(3)                            430,753
        5,000     Clovis Unified School District, (FGIC), 0.00%, 8/1/20                     2,196,850
        2,000     Laguna Salada Union School District, (FGIC),
                  0.00%, 8/1/22                                                               768,200
        2,350     Long Beach Unified School District, (Election of 1999),
                  (FSA), 5.00%, 8/1/31                                                      2,377,942
        1,710     Los Angeles Unified School District, (FGIC),
                  5.375%, 7/1/25                                                            1,808,000
        1,945     Los Osos Community Services, Wastewater Assessment
                  District, (MBIA), 5.00%, 9/2/33                                           1,971,919
        1,000     Mount Diablo Unified School District, (FSA),
                  5.00%, 8/1/25                                                             1,018,170
        4,300     San Mateo County Community College District, (Election
                  of 2001), (FGIC), 0.00%, 9/1/21                                           1,757,754
        1,750     Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32                  1,772,960
        3,200     Union Elementary School District, (FGIC), 0.00%, 9/1/22                   1,225,280
        2,600     Union Elementary School District, (FGIC), 0.00%, 9/1/23                     930,072
-----------------------------------------------------------------------------------------------------
                                                                                        $  17,523,013
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 20.9%

$       4,000     Anaheim, Public Financing Authority Lease Revenue, (FSA),
                  5.00%, 3/1/37                                                         $   4,025,880
        4,250     California Public Works Board Lease Revenue, (Department
                  of General Services), (AMBAC), 5.00%, 12/1/27(4)                          4,320,040
        2,250     Orange County Water District Certificates of Participation,
                  (MBIA), 5.00%, 8/15/34                                                    2,277,698
$       1,075     San Jose Financing Authority, (Civic Center), (AMBAC),
                  5.00%, 6/1/32                                                         $   1,088,889
-----------------------------------------------------------------------------------------------------
                                                                                        $  11,712,507
-----------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 10.5%

$       4,000     California University, (AMBAC), 5.00%, 11/1/33                        $   4,047,880
        1,790     University of California, (FGIC), 5.125%, 9/1/31                          1,832,387
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,880,267
-----------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 16.4%

$       5,700     East Bay Municipal Utility District Water System, (MBIA),
                  5.00%, 6/1/38                                                         $   5,742,978
        3,425     Los Angeles Wastewater Treatment System, (FGIC),
                  5.00%, 6/1/28                                                             3,476,546
-----------------------------------------------------------------------------------------------------
                                                                                        $   9,219,524
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL ASSESSMENT REVENUE -- 18.0%

$       2,500     Cathedral City Public Financing Authority, (Housing
                  Redevelopment), (MBIA), 5.00%, 8/1/33                                 $   2,534,300
        2,500     Cathedral City Public Financing Authority, (Tax Allocation
                  Redevelopment), (MBIA), 5.00%, 8/1/33                                     2,534,300
        1,250     Irvine Public Facility and Infrastructure Authority Assessment,
                  (AMBAC), 5.00%, 9/2/23                                                    1,262,125
        1,750     Irvine Public Facility and Infrastructure Authority Assessment,
                  (AMBAC), 5.00%, 9/2/26                                                    1,765,610
        2,000     Murrieta Redevelopment Agency Tax, (MBIA),
                  5.00%, 8/1/32                                                             2,027,440
-----------------------------------------------------------------------------------------------------
                                                                                        $  10,123,775
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 9.3%

$       3,750     San Francisco Bay Area Rapid Transportation District,
                  (AMBAC), 5.125%, 7/1/36                                               $   3,826,613
        1,335     San Jose Redevelopment Agency Tax, (MBIA),
                  Variable Rate, 8/1/32(2)(3)                                               1,377,426
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,204,039
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 18.3%

$       4,000     California Infrastructure and Economic Development,
                  (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36                       $   4,053,640
        2,250     Los Angeles County Metropolitan Transportation Authority,
                  (FGIC), 5.25%, 7/1/30                                                     2,345,490
        1,400     Sacramento County Airport System, (FSA), 5.00%, 7/1/27                    1,422,218
          500     San Francisco City and County Airports Commission
                  International, (FGIC), 5.00%, 5/1/29                                        504,585

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$       6,670     San Joaquin Hills Transportation Corridor Agency, (MBIA),
                  0.00%, 1/15/27                                                        $   1,921,560
-----------------------------------------------------------------------------------------------------
                                                                                        $  10,247,493
-----------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 8.4%

$       1,400     Los Angeles Department of Water and Power, (FGIC),
                  5.00%, 7/1/38                                                         $   1,413,230
        1,500     Los Angeles Department of Water and Power, (FGIC),
                  5.00%, 7/1/43                                                             1,506,435
        1,750     Los Angeles Department of Water and Power, (FGIC),
                  5.125%, 7/1/41                                                            1,773,205
-----------------------------------------------------------------------------------------------------
                                                                                        $   4,692,870
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 3.1%

$       1,750     Metropolitan Water District, CA, (Southern California
                  Waterworks), (MBIA), 5.00%, 7/1/30                                    $   1,766,240
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,766,240
-----------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 3.0%

$         835     Contra Costa Water District, (FSA),
                  Variable Rate, 10/1/32(2)(3)                                          $     868,525
          800     Metropolitan Water District, (Southern California
                  Waterworks), (MBIA), Variable Rate, 7/1/27(2)(3)                            814,472
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,682,997
-----------------------------------------------------------------------------------------------------

WATER REVENUE -- 4.5%

$       2,500     California Water Resource, (Central Valley),
                  5.00%, 12/1/29                                                        $   2,517,625
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,517,625
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 158.8%
   (IDENTIFIED COST $87,775,098)                                                        $  89,058,863
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                                                  $     777,031

AUCTION PREFERRED SHARES PLUS CUMULATIVE
   UNPAID DIVIDENDS -- (60.2)%                                                          $ (33,752,500)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHARES -- 100.0%                                                              $  56,083,394
-----------------------------------------------------------------------------------------------------

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 95.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.5% to 31.7% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

INSURED FLORIDA MUNICIPAL BOND FUND as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 157.1%

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 5.4%

$       2,000     Jacksonville Electric Authority, (Electric System),
                  5.25%, 10/1/31                                                        $   2,019,340
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,019,340
-----------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.1%

$       1,500     Florida Board of Education Capital Outlay, (Public
                  Education), 5.00%, 6/1/32                                             $   1,520,685
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,520,685
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 5.5%

$       1,050     Highlands County, Health Facility Authority, (Adventist
                  Health), 5.25%, 11/15/23                                              $   1,052,572
        1,000     South Miami Health Facility Authority, (Baptist Health),
                  5.25%, 11/15/33                                                           1,006,900
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,059,472
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.9%

$         500     Puerto Rico Electric Power Authority, (FSA),
                  5.125%, 7/1/26                                                        $     521,125
          500     Puerto Rico Electric Power Authority, (FSA),
                  Variable Rate, 7/1/29(1)(2)                                                 546,225
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,067,350
-----------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.0%

$       1,025     Dade County, Professional Sports Franchise Facility,
                  (MBIA), Escrowed to Maturity, 5.25%, 10/1/30                          $   1,114,872
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,114,872
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 14.5%

$       2,500     Florida Board of Education Capital Outlay, (Public
                  Education), (MBIA), 5.00%, 6/1/32                                     $   2,534,475
        1,520     Florida Municipal Loan Council Revenue, (MBIA),
                  0.00%, 4/1/23                                                               568,267
        1,520     Florida Municipal Loan Council Revenue, (MBIA),
                  0.00%, 4/1/24                                                               530,678
        1,700     Puerto Rico General Obligation, (FSA),
                  5.125%, 7/1/30                                                            1,757,307
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,390,727
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 18.6%

$       1,500     Jacksonville Economic Development Commission,
                  (Mayo Clinic), (MBIA), 5.50%, 11/15/36                                $   1,590,870
        1,000     Jacksonville Economic Development Commission,
                  (Mayo Clinic), (MBIA), 5.50%, 11/15/36                                    1,060,580
        1,500     Miami-Dade County, Health Facilities Authority,
                  (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26                     1,538,625
        1,510     Sarasota County, Public Hospital Board, (Sarasota
                  Memorial Hospital), (MBIA), 5.25%, 7/1/24(3)                              1,618,161
        1,000     Sarasota County, Public Hospital Board, (Sarasota
                  Memorial Hospital), (MBIA), 5.50%, 7/1/28                                 1,099,910
-----------------------------------------------------------------------------------------------------
                                                                                        $   6,908,146
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 7.6%

$       1,605     Port Palm Beach District, (Improvements), (XLCA),
                  0.00%, 9/1/24                                                         $     547,819
        1,950     Port Palm Beach District, (Improvements), (XLCA),
                  0.00%, 9/1/25                                                               625,521
        1,700     Port Palm Beach District, (Improvements), (XLCA),
                  0.00%, 9/1/26                                                               512,006
        1,000     Puerto Rico Public Building Authority, (XLCA),
                  5.50%, 7/1/21                                                             1,144,500
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,829,846
-----------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 22.7%

$       1,500     Miami-Dade County, (Professional Sports Franchise),
                  (MBIA), 4.75%, 10/1/30                                                $   1,487,595
        1,740     Orange County Tourist Development, (AMBAC),
                  5.125%, 10/1/25                                                           1,794,410
          750     Orange County Tourist Development, (AMBAC),
                  Variable Rate, 10/1/30(2)(4)                                                806,085
        1,500     Polk County, Transportation Improvements, (FSA),
                  5.375%, 12/1/25                                                           1,581,975
        2,750     Village Center Community Development District,
                  (MBIA), 5.00%, 11/1/32                                                    2,779,535
-----------------------------------------------------------------------------------------------------
                                                                                        $   8,449,600
-----------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 7.5%

$       2,750     Pinellas County, Sewer, (FSA), 5.00%, 10/1/32                         $   2,788,472
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,788,472
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL ASSESSMENT REVENUE -- 7.6%

$       2,780     Julington Creek, Plantation Community Development District,
                  (MBIA), 5.00%, 5/1/29                                                 $   2,812,609
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,812,609
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 36.0%

$       1,000     Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27                        $   1,028,580
        1,250     Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32                            1,280,787
          500     Dade County, Convention Center Special Tax, (AMBAC),
                  5.00%, 10/1/35                                                              503,275
        1,000     Dade County, Special Obligation Residual Certificates,
                  (AMBAC), Variable Rate, 10/1/35(2)(4)                                     1,019,650
        1,500     Jacksonville Capital Improvements, (AMBAC),
                  5.00%, 10/1/30                                                            1,521,165
        4,000     Jacksonville Transportation, (MBIA), 5.00%, 10/1/31                       4,048,680
        1,275     Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27                         1,311,580
          225     Miami-Dade County, Special Obligation, (MBIA),
                  5.00%, 10/1/37                                                              226,838
        1,420     Orange County, Sales Tax, (FGIC), 5.125%, 1/1/23                          1,482,636
          440     Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  Variable Rate, 7/1/28(4)                                                    465,441
        1,120     Sunrise Public Facility, (MBIA), 0.00%, 10/1/20                             500,405
-----------------------------------------------------------------------------------------------------
                                                                                        $  13,389,037
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 8.7%

$       1,500     Florida Turnpike Authority, (Department of Transportation),
                  (FGIC), 4.50%, 7/1/27                                                 $   1,443,735
          400     Puerto Rico Highway and Transportation Authority, (CIFG),
                  5.00%, 7/1/28                                                               411,164
          330     Puerto Rico Highway and Transportation Authority, (FSA),
                  Variable Rate, 7/1/32(2)(4)                                                 353,899
          940     Puerto Rico Highway and Transportation Authority, (MBIA),
                  Variable Rate, 7/1/36(2)(4)                                               1,022,993
-----------------------------------------------------------------------------------------------------
                                                                                        $   3,231,791
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.2%

$       1,500     Marion County Utility System, (MBIA), 5.00%, 12/1/33                  $   1,520,805
        1,000     Sunrise Utility System, (AMBAC), 5.50%, 10/1/18                           1,153,900
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,674,705
-----------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 5.8%

$       1,640     Tampa Bay Water Utility System, (FGIC),
                  5.00%, 10/1/31                                                        $   1,659,959
          500     Tampa Bay Water Utility System, (FGIC),
                  Variable Rate, 10/1/27(1)(2)                                                497,160
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,157,119
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 157.1%
   (IDENTIFIED COST $57,519,541)                                                        $  58,413,771
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.4%                                                  $   1,272,949

AUCTION PREFERRED SHARES PLUS CUMULATIVE
   UNPAID DIVIDENDS -- (60.5)%                                                          $ (22,500,613)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHARES -- 100.0%                                                              $  37,186,107
-----------------------------------------------------------------------------------------------------

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 90.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.7% to 42.0% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond.

                       See notes to financial statements.

INSURED MASSACHUSETTS MUNICIPAL BOND FUND as of September 30, 2003 PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 163.2%

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
HOSPITAL -- 6.2%

$       1,500     Massachusetts HEFA, (Partners Healthcare System),
                  5.75%, 7/1/32                                                         $   1,572,870
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,572,870
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.1%

$       1,000     Puerto Rico Electric Power Authority, (FSA),
                  5.125%, 7/1/26                                                        $   1,042,250
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,042,250
-----------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.7%

$       3,000     Massachusetts College Building Authority, (MBIA),
                  Escrowed to Maturity, 0.00%, 5/1/26                                   $     943,020
-----------------------------------------------------------------------------------------------------
                                                                                        $     943,020
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 25.1%

$       2,270     Boston, (MBIA), 5.00%, 2/1/23                                         $   2,337,283
        1,000     Martha's Vineyard, (AMBAC), 5.00%, 5/1/32(1)                              1,013,800
          500     Massachusetts, (MBIA), 5.00%, 8/1/27                                        509,120
        1,020     Maynard, (MBIA), 5.50%, 2/1/22                                            1,129,650
        1,335     Puerto Rico General Obligation, (FGIC),
                  Variable Rate, 7/1/32(2)(3)                                               1,431,681
-----------------------------------------------------------------------------------------------------
                                                                                        $   6,421,534
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 11.6%

$       1,750     Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                  5.00%, 7/1/28                                                         $   1,750,665
        1,210     Massachusetts HEFA, (New England Medical Center),
                  (FGIC), 5.00%, 5/15/25                                                    1,223,032
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,973,697
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 15.3%

$       1,750     Massachusetts Development Finance Agency, (MBIA),
                  5.125%, 2/1/34                                                        $   1,779,925
        1,000     Plymouth County Correctional Facility, (AMBAC),
                  5.00%, 4/1/22                                                             1,028,330
        1,000     Puerto Rico Public Building Authority, (CIFG),
                  Variable Rate, 7/1/36(2)(3)                                               1,107,040
-----------------------------------------------------------------------------------------------------
                                                                                        $   3,915,295
-----------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 7.5%

$       1,000     Massachusetts Development Finance Agency,
                  (WGBH Educational Foundation), (AMBAC),
                  5.375%, 1/1/42                                                        $   1,044,930
          800     Puerto Rico Municipal Finance Agency, (FSA),
                  Variable Rate, 8/1/27(2)(3)                                                 863,472
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,908,402
-----------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 35.1%

$       1,000     Massachusetts Development Finance Agency,
                  (Boston University), (XLCA), 6.00%, 5/15/59                           $   1,122,330
        2,000     Massachusetts Development Finance Agency,
                  (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                         2,049,700
          250     Massachusetts HEFA, (Boston College), (MBIA),
                  4.75%, 6/1/31                                                               247,515
        2,500     Massachusetts HEFA, (Brandeis University), (MBIA),
                  5.00%, 10/1/26                                                            2,540,375
        1,000     Massachusetts IFA, (College of the Holy Cross), (MBIA),
                  5.00%, 9/1/23                                                             1,023,140
        2,000     Massachusetts IFA, (Tufts University), (MBIA),
                  4.75%, 2/15/28                                                            1,990,740
-----------------------------------------------------------------------------------------------------
                                                                                        $   8,973,800
-----------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 11.0%

$         700     Massachusetts College Building Authority, (XLCA),
                  5.50%, 5/1/39                                                         $     781,109
        1,000     Massachusetts HEFA, (University of Massachusetts),
                  (FGIC), 5.125%, 10/1/34                                                   1,021,990
        1,000     Massachusetts HEFA, (Worcester State College),
                  (AMBAC), 5.00%, 11/1/32                                                   1,016,610
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,819,709
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.4%

$         500     Massachusetts Turnpike Authority, (AMBAC),
                  5.00%, 1/1/39                                                         $     503,565
        5,700     Massachusetts Turnpike Authority, (MBIA),
                  0.00%, 1/1/28                                                             1,637,325
          415     Massachusetts Turnpike Authority, Metropolitan
                  Highway System, (MBIA), Variable Rate, 1/1/37(2)(3)                         422,619
          335     Puerto Rico Highway and Transportation Authority, (MBIA),
                  Variable Rate, 7/1/36(2)(3)                                                 364,577
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,928,086
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 9.9%

$       2,500     Massachusetts Water Resource Authority, (FSA),
                  5.00%, 8/1/32                                                         $   2,531,725
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,531,725
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
PRIVATE EDUCATION -- 13.2%

$         500     Massachusetts Development Finance Agency,
                  (Massachusetts College of Pharmacy), 5.75%, 7/1/33                    $     496,075
          750     Massachusetts Development Finance Agency, (Middlesex
                  School), 5.00%, 9/1/33                                                      753,757
          600     Massachusetts Development Finance Agency, (Western
                  New England College), 6.125%, 12/1/32                                       611,304
          500     Massachusetts HEFA, (Boston College), 5.125%, 6/1/24                        514,720
        1,000     Massachusetts IFA, (Groton School), 5.00%, 3/1/28                         1,012,440
-----------------------------------------------------------------------------------------------------
                                                                                        $   3,388,296
-----------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 9.1%

$       2,300     Massachusetts Bay Transportation Authority, Sales Tax,
                  5.00%, 7/1/32                                                         $   2,329,118
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,329,118
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 163.2%
   (IDENTIFIED COST $41,245,388)                                                        $  41,747,802
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (2.6)%                                                $    (660,276)

AUCTION PREFERRED SHARES PLUS CUMULATIVE
   UNPAID DIVIDENDS -- (60.6)%                                                          $ (15,502,014)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHARES -- 100.0%                                                              $  25,585,512
-----------------------------------------------------------------------------------------------------

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 82.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 35.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

                       See notes to financial statements.

INSURED MICHIGAN MUNICIPAL BOND FUND as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 160.5%

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 5.9%

$       1,250     Michigan Strategic Fund, (Detroit Edison Pollution Control),
                  5.45%, 9/1/29                                                         $   1,280,362
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,280,362
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 22.9%

$       1,000     Michigan Hospital Finance Authority, (McLaren Obligated
                  Group), 4.50%, 10/15/21                                               $     917,030
        1,000     Michigan Hospital Finance Authority, (Oakwood Hospital),
                  5.75%, 4/1/32                                                             1,041,210
        1,500     Michigan Hospital Finance Authority, (Sparrow Obligation
                  Group), 5.625%, 11/15/36                                                  1,517,280
        1,500     Michigan Hospital Finance Authority, (Trinity Health),
                  5.375%, 12/1/30                                                           1,530,345
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,005,865
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.4%

$         500     Michigan Strategic Fund Resource Recovery, (Detroit
                  Edison Co.), (XLCA), 5.25%, 12/15/32                                  $     516,775
-----------------------------------------------------------------------------------------------------
                                                                                        $     516,775
-----------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 4.8%

$       1,000     Michigan Hospital Finance Authority, (St. John Health
                  System), (AMBAC), Escrowed to Maturity,
                  5.00%, 5/15/28                                                        $   1,048,250
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,048,250
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 39.1%

$       1,550     Detroit School District, (School Bond Loan Fund), (FSA),
                  5.125%, 5/1/31                                                        $   1,582,736
        1,960     Grand Rapids and Kent County Joint Building Authority,
                  (Devos Place), (MBIA), 0.00%, 12/1/27                                       558,953
        4,000     Grand Rapids and Kent County Joint Building Authority,
                  (MBIA), 0.00%, 12/1/30                                                      965,680
          750     Greenville Public Schools, (MBIA), 5.00%, 5/1/25                            762,510
        1,000     Melvindle-Northern Allen Park School District, (Building
                  and Site), (FSA), 5.00%, 5/1/28                                           1,015,140
        3,080     Okemos Public School District, (MBIA), 0.00%, 5/1/19                      1,499,929
          990     Portland Public Schools, (School Bond Loan Fund),
                  (MBIA), 5.00%, 5/1/29                                                     1,002,771
        1,095     Puerto Rico General Obligation, (FGIC),
                  Variable Rate, 7/1/32(1)(2)                                               1,174,300
-----------------------------------------------------------------------------------------------------
                                                                                        $   8,562,019
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 9.7%

$         500     Michigan Hospital Finance Authority, Mid-Michigan
                  Obligation Group, (AMBAC), 5.00%, 4/15/32                             $     504,800
        1,590     Royal Oak Hospital Finance Authority Revenue, (William
                  Beaumont Hospital), (MBIA), 5.25%, 11/15/35                               1,624,487
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,129,287
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 12.6%

$       1,750     Michigan House of Representatives, (AMBAC),
                  0.00%, 8/15/22                                                        $     685,195
        2,615     Michigan House of Representatives, (AMBAC),
                  0.00%, 8/15/23                                                              957,404
        1,000     Puerto Rico Public Building Authority, (CIFG),
                  Variable Rate, 7/1/36(1)(2)                                               1,107,040
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,749,639
-----------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 15.1%

$       1,500     Central Michigan University, (AMBAC),
                  5.05%, 10/1/32(3)                                                     $   1,525,695
        1,000     Eastern Michigan University, (FGIC), 5.00%, 6/1/28                        1,015,800
          750     Lake Superior University, (AMBAC), 5.125%, 11/15/26                         768,173
-----------------------------------------------------------------------------------------------------
                                                                                        $   3,309,668
-----------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 5.8%

$       1,250     Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31                        $   1,274,250
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,274,250
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX -- 4.6%

$       1,000     Ypsilanti Community Utilities Authority, (San Sewer
                  System), (FGIC), 5.00%, 5/1/32                                        $   1,011,930
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,011,930
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 16.2%

$         500     Detroit Downtown Development, (MBIA),
                  4.75%, 7/1/25                                                         $     499,630
        1,500     Lansing Building Authority, (MBIA), 5.00%, 6/1/29                         1,522,305
        1,500     Wayne Charter County, (Airport Hotel-Detroit Metropolitan
                  Airport), (MBIA), 5.00%, 12/1/30                                          1,520,280
-----------------------------------------------------------------------------------------------------
                                                                                        $   3,542,215
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.6%

$       1,000     Michigan Trunk Line, (FSA), 5.00%, 11/1/25                            $   1,017,590
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,017,590
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-UTILITY -- 7.0%

$       1,000     Lansing Board Water Supply, Steam and Eletctric Utility,
                  (FSA), 5.00%, 7/1/25                                                  $   1,020,440
          510     Lansing Board Water Supply, Steam and Eletctric Utility,
                  (FSA), 5.00%, 7/1/26                                                        519,226
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,539,666
-----------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 9.8%

$       1,300     Detroit Water Supply System, (FGIC), 5.00%, 7/1/30                    $   1,315,314
          800     Detroit Water Supply System, (MBIA) ,
                  Variable Rate, 7/1/34(1)(2)                                                 829,392
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,144,706
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 160.5%
   (IDENTIFIED COST $34,462,526)                                                        $  35,132,222
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                                  $     261,035

AUCTION PREFERRED SHARES PLUS CUMULATIVE
   UNPAID DIVIDENDS -- (61.7)%                                                          $ (13,500,000)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHARES -- 100.0%                                                              $  21,893,257
-----------------------------------------------------------------------------------------------------

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 82.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.5% to 30.7% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

INSURED NEW JERSEY MUNICIPAL BOND FUND as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 159.3%

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
EDUCATION -- 3.4%

$       1,250     New Jersey Educational Facilities Authority, (Steven's
                  Institute of Technology), 5.25%, 7/1/32                               $   1,262,725
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,262,725
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 34.0%

$       2,260     Bayonne, (FSA), 0.00%, 7/1/22                                         $     892,723
        2,415     Bayonne, (FSA), 0.00%, 7/1/23                                               890,507
        1,500     Bordentown Regional School District Board of Education,
                  (FGIC), 5.00%, 1/15/30(1)                                                 1,529,535
        5,500     Irvington Township, (FSA), 0.00%, 7/15/26                                 1,678,765
        1,500     Jersey City, (FSA), 5.25%, 9/1/23                                         1,595,955
        2,340     Old Bridge Township Board of Education, (MBIA),
                  5.00%, 7/15/27                                                            2,389,327
        1,550     Puerto Rico General Obligation, (FGIC),
                  Variable Rate, 7/1/32(2)(3)                                               1,662,251
        1,130     Rutherford Board of Education, (FGIC), 4.75%, 1/15/27                     1,135,740
        1,000     Washington Township and Mercer County Board of
                  Education, (FGIC), 5.00%, 1/1/27                                          1,019,230
-----------------------------------------------------------------------------------------------------
                                                                                        $  12,794,033
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 11.4%

$       2,750     New Jersey Health Care Facilities, (Englewood Hospital),
                  (MBIA), 5.00%, 8/1/31                                                 $   2,786,080
        1,500     New Jersey Health Care Facilities, (Jersey City Medical
                  Center), (FSA), 5.00%, 8/1/41                                             1,514,520
-----------------------------------------------------------------------------------------------------
                                                                                        $   4,300,600
-----------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 8.5%

$       3,170     Lafayette Yard, Community Development Corporation,
                  (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35                  $   3,194,853
-----------------------------------------------------------------------------------------------------
                                                                                        $   3,194,853
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 16.4%

$      10,000     Garden State New Jersey Preservation Trust, (FSA),
                  0.00%, 11/1/28                                                        $   2,684,200
        1,250     Middlesex County, (MBIA), 5.00%, 8/1/31                                   1,273,037
        1,000     New Jersey Building Authority, (FSA), 5.00%, 12/15/21                     1,128,580
        1,000     Puerto Rico Public Building Authority, (CIFG),
                  Variable Rate, 7/1/36(2)(3)                                               1,107,040
-----------------------------------------------------------------------------------------------------
                                                                                        $   6,192,857
-----------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 2.7%

$         950     Puerto Rico Municipal Finance Agency, (FSA),
                  Variable Rate, 8/1/27(2)(3)                                           $   1,025,373
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,025,373
-----------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 5.4%

$       2,000     New Jersey Educational Facilities Authority, (Kean
                  University), (FGIC), 5.00%, 7/1/28                                    $   2,037,420
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,037,420
-----------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 27.7%

$       1,400     Monmouth, (Brookdale Community College), (AMBAC),
                  5.00%, 8/1/29                                                         $   1,420,552
        1,000     New Jersey Educational Facilities Authority, (Rowan
                  University), (FGIC), 5.00%, 7/1/27                                        1,019,670
        1,600     New Jersey Educational Facilities Authority, (Rowan
                  University), (FGIC), 5.00%, 7/1/33                                        1,626,544
          775     Rutgers University, (FGIC), 4.75%, 5/1/27                                   776,597
        1,000     University of New Jersey Medicine and Dentistry,
                  (AMBAC), 5.00%, 12/1/31                                                   1,017,230
        4,490     University of New Jersey Medicine and Dentistry,
                  (AMBAC), 5.00%, 4/15/32                                                   4,570,057
-----------------------------------------------------------------------------------------------------
                                                                                        $  10,430,650
-----------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 6.1%

$         900     Long Branch Sewer Authority, (FGIC), 4.75%, 6/1/23                    $     923,769
        2,100     Passaic Valley Sewer Commissioners, (FGIC),
                  2.50%, 12/1/32                                                            1,372,980
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,296,749
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 17.1%

$       4,000     Delaware River and Bay Authority, (MBIA),
                  5.00%, 1/1/33                                                         $   4,078,400
        1,290     Port Authority of New York and New Jersey, (FSA),
                  Variable Rate, 11/1/27(2)(3)                                              1,379,861
          950     South Jersey Transportation Authority, (AMBAC),
                  5.00%, 11/1/29                                                              966,074
-----------------------------------------------------------------------------------------------------
                                                                                        $   6,424,335
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.1%

$       4,500     Middlesex County Improvements Authority Utilities System,
                  (Perth Amboy), (AMBAC), 0.00%, 9/1/24                                 $   1,545,390
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,545,390
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-WATER REVENUE -- 1.4%

$         600     Bayonne Municipal Utilities Authority, Water and Sewer
                  Revenue, (XLCA), Variable Rate, 4/1/11(2)(3)                          $     544,818
-----------------------------------------------------------------------------------------------------
                                                                                        $     544,818
-----------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 4.0%

$       1,500     New Jersey EDA, (School Facilities), 5.00%, 6/15/26                   $   1,521,210
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,521,210
-----------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.5%

$         600     New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25                   $     571,434
-----------------------------------------------------------------------------------------------------
                                                                                        $     571,434
-----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 15.6%

$         300     Delaware River Joint Toll Bridge Commission,
                  5.00%, 7/1/24                                                         $     305,427
        1,450     Delaware River Joint Toll Bridge Commission,
                  5.00%, 7/1/28                                                             1,470,909
        2,250     Port Authority of New York and New Jersey,
                  5.00%, 9/1/38                                                             2,267,010
        1,825     South Jersey Port Authority, (Marine Terminal),
                  5.10%, 1/1/33                                                             1,840,257
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,883,603
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 159.3%
   (IDENTIFIED COST $59,076,213)                                                        $  60,026,050
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.4%                                                  $     161,319

AUCTION PREFERRED SHARES PLUS CUMULATIVE
   UNPAID DIVIDENDS -- (59.7)%                                                          $ (22,500,581)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHARES -- 100.0%                                                              $  37,686,788
-----------------------------------------------------------------------------------------------------

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 84.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 27.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

                       See notes to financial statements.

INSURED NEW YORK MUNICIPAL BOND FUND II as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 157.6%

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 7.3%

$       2,750     New York, NY, 5.25%, 1/15/28                                          $   2,790,177
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,790,177
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 2.0%

$         750     Suffolk County Industrial Development Agency,
                  (Huntington Hospital), 5.875%, 11/1/32                                $     773,377
-----------------------------------------------------------------------------------------------------
                                                                                        $     773,377
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.4%

$       6,800     Long Island Power Authority Electric Systems Revenue,
                  (FSA), 0.00%, 6/1/22                                                  $   2,802,348
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,802,348
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 12.3%

$         500     Puerto Rico General Obligation, (FGIC),
                  Variable Rate, 7/1/32(1)(2)                                           $     536,210
          315     Rochester, (FGIC), 5.00%, 10/1/24                                           335,147
        2,000     Sachem School District, (MBIA), 5.00%, 6/15/27                            2,050,120
        1,700     Spencerport Central School District, (MBIA),
                  5.00%, 6/15/22                                                            1,758,650
-----------------------------------------------------------------------------------------------------
                                                                                        $   4,680,127
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 18.5%

$       2,250     New York City Health and Hospital Corp., (Health Systems),
                  (AMBAC), 5.00%, 2/15/23                                               $   2,311,762
        6,125     New York Dormitory Authority, (Memorial Sloan-Kettering
                  Cancer Center), (MBIA), 0.00%, 7/1/26                                     1,953,998
        3,365     New York Dormitory Authority, (Memorial Sloan-Kettering
                  Cancer Center), (MBIA), 0.00%, 7/1/27                                     1,013,841
        1,000     New York Dormitory Authority, (Municipal Health Facilities
                  Improvement), (FSA), 4.75%, 1/15/29                                         991,930
          750     New York Dormitory Authority, (New York Presbyterian
                  Hospital), (AMBAC), 5.00%, 8/1/32                                           757,860
-----------------------------------------------------------------------------------------------------
                                                                                        $   7,029,391
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 16.3%

$       1,000     New York City Industrial Development Agency, (New
                  York University), (AMBAC), 5.00%, 7/1/31                              $   1,011,780
        4,005     New York Urban Development Corp., (Personal Income
                  Tax), (FGIC), 5.00%, 3/15/33                                              4,060,670
$       1,000     Puerto Rico Public Building Authority, (CIFG),
                  Variable Rate, 7/1/36(1)(2)                                           $   1,107,040
-----------------------------------------------------------------------------------------------------
                                                                                        $   6,179,490
-----------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 4.6%

$       1,000     New York City Cultural Resource Trust, (Museum of
                  Modern Art), (AMBAC), 5.125%, 7/1/31                                  $   1,026,890
          580     New York City Trust Cultural Resources, (Museum of
                  History), (AMBAC), Variable Rate, 7/1/29(1)(3)                              699,793
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,726,683
-----------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 18.4%

$       2,500     New York Dormitory Authority, (Brooklyn Law School),
                  (XLCA), 5.125%, 7/1/30                                                $   2,555,650
        1,500     New York Dormitory Authority, (Fordham University),
                  (FGIC), 5.00%, 7/1/32                                                     1,519,515
        1,000     New York Dormitory Authority, (New York University),
                  (AMBAC), 5.00%, 7/1/31                                                    1,013,070
          750     New York Dormitory Authority, (New York University),
                  (AMBAC), 5.00%, 7/1/41                                                      757,868
        1,125     New York Dormitory Authority, (University of Rochester),
                  (MBIA), 5.00%, 7/1/27                                                     1,140,030
-----------------------------------------------------------------------------------------------------
                                                                                        $   6,986,133
-----------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 15.9%

$       1,750     New York Dormitory Authority, (New York City University),
                  (FGIC), 5.25%, 7/1/30                                                 $   2,014,390
        2,245     New York Dormitory Authority, (School Districts Financing
                  Program), (MBIA), 5.00%, 10/1/30                                          2,278,338
          200     New York Dormitory Authority, (Upstate Community College),
                  (MBIA), 5.00%, 7/1/27                                                       203,318
        1,500     New York University Dormitory Authority, (State University),
                  (XLCA), 5.00%, 7/1/25                                                     1,530,255
-----------------------------------------------------------------------------------------------------
                                                                                        $   6,026,301
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.6%

$       2,500     New York City Transitional Finance Authority, (MBIA),
                  4.75%, 5/1/23                                                         $   2,517,475
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,517,475
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 18.6%

$       2,000     Metropolitan Transportation Authority, (FGIC),
                  5.25%, 11/15/31                                                       $   2,080,000

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$       1,000     Metropolitan Transportation Authority, (FSA),
                  5.00%, 11/15/30                                                       $   1,014,950
          835     Port Authority of New York and New Jersey, (FSA),
                  Variable Rate, 11/1/27(1)(2)                                                893,166
        1,000     Puerto Rico Highway and Transportation Authority, (AMBAC),
                  Variable Rate, 1/1/19(1)(2)                                               1,061,780
        2,000     Triborough Bridge and Tunnel Authority, (MBIA),
                  5.00%, 11/15/32                                                           2,026,960
-----------------------------------------------------------------------------------------------------
                                                                                        $   7,076,856
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.0%

$       2,700     New York City Municipal Water Finance Authority,
                  (Water and Sewer System), (FGIC), 4.75%, 6/15/31(4)                   $   2,652,831
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,652,831
-----------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 6.3%

$         750     Buffalo Municipal Water Finance Authority, (FSA),
                  5.00%, 7/1/27                                                         $     762,443
        1,000     Buffalo Municipal Water Finance Authority, (FSA),
                  5.125%, 7/1/32                                                            1,022,570
          650     Suffolk County Water Authority, (MBIA), 4.50%, 6/1/26                       624,501
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,409,514
-----------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.7%

$         500     Puerto Rico Infrastructure Financing Authority, Variable
                  Rate, 10/1/32(1)(2)                                                   $     632,745
-----------------------------------------------------------------------------------------------------
                                                                                        $     632,745
-----------------------------------------------------------------------------------------------------

PRIVATE EDUCATION -- 4.0%

$       1,000     Dutchess County, Industrial Development Agency,
                  (Marist College), 5.00%, 7/1/22                                       $   1,007,220
          500     Rensselaer County Industrial Development Agency,
                  (Rensselaer Polytech Institute), 5.125%, 8/1/27                             504,040
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,511,260
-----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 10.7%

$       1,500     Port Authority of New York and New Jersey,
                  5.00%, 9/1/38                                                         $   1,511,340
        2,500     Triborough Bridge and Tunnel Authority,
                  5.125%, 1/1/31                                                            2,546,975
-----------------------------------------------------------------------------------------------------
                                                                                        $   4,058,315
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 157.6%
   (IDENTIFIED COST $58,629,018)                                                        $  59,853,023
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                                  $     634,757

AUCTION PREFERRED SHARES PLUS CUMULATIVE
   UNPAID DIVIDENDS -- (59.3)%                                                          $ (22,503,672)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHARES -- 100.0%                                                              $  37,984,108
-----------------------------------------------------------------------------------------------------

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 83.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.8% to 26.0% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

INSURED OHIO MUNICIPAL BOND FUND as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 157.9%

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 12.1%

$       3,415     Granville School District, 5.00%, 12/1/24                             $   3,477,802
          925     Ohio, (Infrastructure Improvements), 4.875%, 3/1/23                         944,823
-----------------------------------------------------------------------------------------------------
                                                                                        $   4,422,625
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 2.5%

$         900     Cuyahoga County, (Cleveland Clinic Health System),
                  5.50%, 1/1/29                                                         $     922,104
-----------------------------------------------------------------------------------------------------
                                                                                        $     922,104
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 9.6%

$       4,000     Ohio Municipal Electric Generation Agency, (MBIA),
                  0.00%, 2/15/25                                                        $   1,380,360
        1,775     Ohio Municipal Electric Generation Agency, (MBIA),
                  0.00%, 2/15/26                                                              578,987
        5,000     Ohio Municipal Electric Generation Agency, (MBIA),
                  0.00%, 2/15/27                                                            1,550,250
-----------------------------------------------------------------------------------------------------
                                                                                        $   3,509,597
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 55.2%

$       1,500     Ashtabula School District, (Construction Improvements),
                  (FGIC), 5.00%, 12/1/30(1)                                             $   1,525,845
        2,000     Cincinnati School District, (School Improvements),
                  (FSA), 5.00%, 12/1/22                                                     2,078,140
        2,500     Cuyahoga Community College District, (AMBAC),
                  5.00%, 12/1/32                                                            2,540,900
          500     Independence School District, (School Improvements),
                  (FGIC), 4.75%, 12/1/30                                                      496,570
          935     Nordonia Hills School District, (School Improvements),
                  (AMBAC), 5.45%, 12/1/25                                                   1,004,929
        1,900     Northwest Ohio School District, (School Improvements),
                  (MBIA), 4.75%, 12/1/29                                                    1,890,006
        2,500     Olentangy School District, (School Facility Construction
                  and Improvements, (MBIA), 5.00%, 12/1/30                                  2,543,075
        1,400     Plain School District, (FGIC), 0.00%, 12/1/27                               420,098
        2,500     Plain School District, (FGIC), 5.00%, 12/1/30                             2,544,925
        1,400     Powell, (FGIC), 5.50%, 12/1/32                                            1,492,876
        2,600     Trotwood-Madison School District, (School Improvements),
                  (FGIC), 5.00%, 12/1/30                                                    2,644,798
        1,000     Zanesville School District, (School Improvements), (MBIA),
                  5.05%, 12/1/29                                                            1,025,270
-----------------------------------------------------------------------------------------------------
                                                                                        $  20,207,432
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 12.3%

$       1,400     Cleveland, (Cleveland Stadium), (AMBAC),
                  5.25%, 11/15/27                                                       $   1,460,228
        1,000     Puerto Rico Public Building Authority, (CIFG),
                  Variable Rate, 7/1/36(2)(3)                                               1,107,040
          900     Puerto Rico Public Buildings Authority, Government
                  Facility Revenue, (XLCA), 5.25%, 7/1/36                                     939,717
        1,000     Summit County, (Civic Theater Project), (AMBAC),
                  5.00%, 12/1/33                                                            1,012,310
-----------------------------------------------------------------------------------------------------
                                                                                        $   4,519,295
-----------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.8%

$         280     Puerto Rico Municipal Finance Agency, (FSA), Variable
                  Rate, 8/1/27(2)(3)                                                    $     302,215
-----------------------------------------------------------------------------------------------------
                                                                                        $     302,215
-----------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 16.2%

$       3,000     Cincinnati Technical and Community College, (AMBAC),
                  5.00%, 10/1/28                                                        $   3,056,520
        1,170     Ohio University, (FSA), 5.25%, 12/1/23                                    1,242,376
          500     University of Akron, (FGIC), Variable Rate, 1/1/29(2)(4)                    598,825
        1,000     University of Cincinnati, (AMBAC), 5.00%, 6/1/31                          1,016,480
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,914,201
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 14.9%

$       4,315     Hamilton County, Sales Tax, (AMBAC),
                  0.00%, 12/1/22                                                        $   1,699,549
        5,000     Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23                       1,853,900
        1,000     Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24                         350,080
          875     Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  Variable Rate, 7/1/07(2)(4)                                                 908,731
          615     Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  Variable Rate, 7/1/28(3)                                                    650,559
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,462,819
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 15.7%

$       4,750     Cleveland Airport System, (FSA), 5.00%, 1/1/31                        $   4,808,710
          885     Puerto Rico Highway and Transportation Authority,
                  (AMBAC), Variable Rate, 1/1/19(2)(3)                                        939,675
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,748,385
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 10.6%

$       3,800     Cleveland Waterworks, (FGIC), 5.00%, 1/1/25                           $   3,875,658
-----------------------------------------------------------------------------------------------------
                                                                                        $   3,875,658
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
PRIVATE EDUCATION -- 8.0%

$       1,000     Ohio Higher Educational Facilities Authority, (Oberlin
                  College), 5.00%, 10/1/33                                              $   1,011,380
        1,000     Ohio Higher Educational Facilities Authority, (Oberlin
                  College), Variable Rate, 10/1/29(2)(4)                                    1,026,520
          850     Ohio Higher Educational Facilities Commission, (John
                  Carroll University), 5.25%, 11/15/33                                        873,129
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,911,029
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 157.9%
   (IDENTIFIED COST $56,870,433)                                                        $  57,795,360
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.9%                                                  $     690,437

AUCTION PREFERRED SHARES PLUS CUMULATIVE
   UNPAID DIVIDENDS -- (59.8)%                                                          $ (21,876,254)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHARES -- 100.0%                                                              $  36,609,543
-----------------------------------------------------------------------------------------------------

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 85.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 28.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                       See notes to financial statements.

INSURED PENNSYLVANIA MUNICIPAL BOND FUND as of September 30, 2003
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 158.5%

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
HOSPITAL -- 6.1%

$         350     Lebanon County Health Facility Authority, (Good Samaritan
                  Hospital), 6.00%, 11/15/35                                            $     355,813
        1,500     Lehigh County General Purpose Authority, (Lehigh Valley
                  Health Network), 5.25%, 7/1/32                                            1,472,580
          750     Pennsylvania HEFA, (UPMC Health System),
                  6.00%, 1/15/31                                                              787,612
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,616,005
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.1%

$       1,650     Puerto Rico Electric Power Authority, (FSA),
                  5.125%, 7/1/26                                                        $   1,719,712
          400     Puerto Rico Electric Power Authority, (MBIA),
                  Variable Rate, 7/1/29(1)(2)                                                 455,472
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,175,184
-----------------------------------------------------------------------------------------------------

INSURED-GAS UTILITIES -- 5.3%

$       1,355     Philadelphia Natural Gas Works, (FSA),
                  5.125%, 8/1/31                                                        $   1,377,994
          875     Philadelphia Natural Gas Works, (FSA),
                  Variable Rate, 7/1/28(3)                                                    886,856
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,264,850
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 43.6%

$         250     Allegheny County, (FGIC), 5.25%, 11/1/21                              $     266,960
        1,650     Armstrong County, (MBIA), 5.40%, 6/1/31                                   1,728,623
        4,845     Canon McMillan School District, (FGIC), 0.00%, 12/1/33                    1,007,760
          500     Canon McMillan School District, (FGIC), 5.25%, 12/1/34                      518,865
        1,500     Cranberry Township, (FGIC), 5.00%, 12/1/25                                1,525,560
        4,500     East Allegheny School District, (FGIC), 5.00%, 4/1/32                     4,556,565
        1,080     Fairview School District, (FGIC), 5.125%, 2/1/29                          1,103,263
        2,555     McKeesport School District, (MBIA), 0.00%, 10/1/21                        1,063,187
        2,000     Pennridge School District, (MBIA), 5.00%, 2/15/29                         2,032,060
        1,000     Philadelphia, (FSA), 5.00%, 9/15/31                                       1,009,580
          300     Philadelphia, (FSA), 5.25%, 9/15/25                                         311,133
          585     Philadelphia, (FSA), Variable Rate, 9/15/31(1)(2)                           601,819
          400     Puerto Rico General Obligation, (FGIC),
                  Variable Rate, 7/1/32(1)(2)                                                 428,968
        2,500     Upper Clair Township School District, (FSA),
                  5.00%, 7/15/32                                                            2,533,550
-----------------------------------------------------------------------------------------------------
                                                                                        $  18,687,893
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.0%

$       2,500     Washington County Hospital Authority, (Washington
                  Hospital), (AMBAC), 5.125%, 7/1/28                                    $   2,548,800
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,548,800
-----------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 4.0%

$       1,700     Allegheny County IDA, (MBIA), 5.00%, 11/1/29                          $   1,725,347
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,725,347
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 7.2%

$       1,300     Philadelphia Authority for Industrial Development Lease
                  Revenue, (FSA), 5.125%, 10/1/26                                       $   1,327,638
        1,700     Philadelphia Authority for Industrial Development Lease
                  Revenue, (FSA), 5.25%, 10/1/30                                            1,767,354
-----------------------------------------------------------------------------------------------------
                                                                                        $   3,094,992
-----------------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 20.9%

$       1,000     Chester County IDA Educational Facility, (Westtown School),
                  (AMBAC), 5.00%, 1/1/31                                                $   1,012,400
        3,365     Delaware County, (Villanova University), (MBIA),
                  5.00%, 12/1/28                                                            3,401,409
        1,000     Northeastern Pennsylvania HEFA, (Wyoming Seminary),
                  (MBIA), 4.75%, 10/1/28                                                      992,620
        3,000     Pennsylvania HEFA, (Temple University), (MBIA),
                  5.00%, 4/1/29(4)                                                          3,034,020
          500     Pennsylvania Public School Building Authority, (Lehigh
                  Career and Technical Institute), (MBIA), 5.00%, 10/1/31                     506,085
-----------------------------------------------------------------------------------------------------
                                                                                        $   8,946,534
-----------------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 4.8%

$       1,000     Lycoming County Authority, (Pennsylvania College of
                  Technology), (AMBAC), 5.25%, 5/1/32                                   $   1,037,160
        1,000     Pennsylvania HEFA, (Clarion University Foundation),
                  (XLCA), 5.00%, 7/1/33                                                     1,007,990
-----------------------------------------------------------------------------------------------------
                                                                                        $   2,045,150
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 14.3%

$       4,350     Pittsburgh and Allegheny County Public Auditorium,
                  (AMBAC), 5.00%, 2/1/29                                                $   4,401,156
        1,750     Southeastern Transportation Authority, (FGIC),
                  4.75%, 3/1/29                                                             1,735,895
-----------------------------------------------------------------------------------------------------
                                                                                        $   6,137,051
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000's OMITTED)      SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 23.9%

$       2,000     Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25                $   2,036,380
        1,000     Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29                    1,014,020
        1,000     Pennsylvania Turnpike Commision, Oil Franchise Tax,
                  (AMBAC), 4.75%, 12/1/27                                                   1,001,980
        1,500     Pennsylvania Turnpike Commission Registration Fee,
                  (AMBAC), 5.00%, 7/15/31                                                   1,522,530
        3,750     Pennsylvania Turnpike Commission, (AMBAC),
                  5.00%, 7/15/41                                                            3,785,588
          815     Puerto Rico Highway and Transportation Authority,
                  (MBIA), Variable Rate, 7/1/36(1)(2)                                         886,956
-----------------------------------------------------------------------------------------------------
                                                                                        $  10,247,454
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 14.0%

$       1,555     Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25                         $     498,269
        2,155     Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25                               690,527
        1,920     Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26                               580,493
        2,500     Pennsylvania University Sewer Authority, (MBIA),
                  5.00%, 11/1/26                                                            2,538,950
        1,000     Philadelphia Water & Wastewater, (FGIC),
                  Variable Rate, 11/1/31(1)(3)                                              1,042,540
          580     Pittsburgh Water and Sewer Authority, (AMBAC),
                  Variable Rate, 12/1/27(1)(2)                                                622,700
-----------------------------------------------------------------------------------------------------
                                                                                        $   5,973,479
-----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.3%

$       1,400     Delaware River Joint Toll Bridge Commission,
                  5.00%, 7/1/28                                                         $   1,420,188
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,420,188
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 158.5%
   (IDENTIFIED COST $67,068,257)                                                        $  67,882,927
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.2%                                                  $     942,061

AUCTION PREFERRED SHARES PLUS CUMULATIVE
   UNPAID DIVIDENDS -- (60.7)%                                                          $ (26,003,379)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHARES -- 100.0%                                                              $  42,821,609
-----------------------------------------------------------------------------------------------------

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 94.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.5% to 27.1% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2003
FINANCIAL STATEMENTS
Statements of Assets and Liabilities

As of September 30, 2003

                                                                    INSURED              INSURED               INSURED
                                                               MUNICIPAL FUND II    CALIFORNIA FUND II      FLORIDA FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments--
     Identified cost                                           $      230,834,109   $       87,775,098   $       57,519,541
     Unrealized appreciation                                            4,619,142            1,283,765              894,230
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value                                          $      235,453,251   $       89,058,863   $       58,413,771
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                           $               --   $               --   $          326,565
Receivable for investments sold                                         2,282,938                   --                   --
Interest receivable                                                     3,041,217            1,043,096            1,120,931
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                   $      240,777,406   $       90,101,959   $       59,861,267
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $        5,863,095   $               --   $               --
Payable for daily variation margin on open financial
  futures contracts                                                       730,112              226,562              154,062
Due to bank                                                                19,392               16,167                   --
Accrued expenses                                                           39,238               23,336               20,485
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              $        6,651,837   $          266,065   $          174,547
-----------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
  cumulative unpaid dividends                                          87,551,976           33,752,500           22,500,613
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares                         $      146,573,593   $       56,083,394   $       37,186,107
-----------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of
  shares authorized                                            $           99,076   $           38,513   $           25,559
Additional paid-in capital                                            140,481,753           54,587,941           36,225,714
Accumulated net realized gain (computed on the basis
  of identified cost)                                                   2,741,450              490,365              376,143
Accumulated undistributed net investment income                           811,569              334,279              108,559
Net unrealized appreciation (computed on the basis
  of identified cost)                                                   2,439,745              632,296              450,132
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares                         $      146,573,593   $       56,083,394   $       37,186,107
-----------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                            3,500                1,350                  900
-----------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                        9,907,581            3,851,257            2,555,923
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

Net assets applicable to common shares DIVIDED BY
  common shares issued and outstanding                         $            14.79   $            14.56   $            14.55
-----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                     INSURED              INSURED              INSURED
                                                               MASSACHUSETTS FUND      MICHIGAN FUND       NEW JERSEY FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments--
     Identified cost                                           $       41,245,388   $       34,462,526   $       59,076,213
     Unrealized appreciation                                              502,414              669,696              949,837
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value                                          $       41,747,802   $       35,132,222   $       60,026,050
-----------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                       569,492              575,283              768,290
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                   $       42,317,294   $       35,707,505   $       60,794,340
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $          736,017   $               --   $               --
Payable for daily variation margin on open financial
  futures contracts                                                       108,750               80,875              135,937
Due to bank                                                               366,457              214,747              449,125
Accrued expenses                                                           18,544               18,626               21,909
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              $        1,229,768   $          314,248   $          606,971
-----------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
  cumulative unpaid dividends                                          15,502,014           13,500,000           22,500,581
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares                         $       25,585,512   $       21,893,257   $       37,686,788
-----------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of
  shares authorized                                            $           17,440   $           15,079   $           25,539
Additional paid-in capital                                             24,701,591           21,354,633           36,190,426
Accumulated net realized gain (loss) (computed on
  the basis of identified cost)                                           584,592              (74,821)             749,740
Accumulated undistributed net investment income                           137,386              116,639              218,635
Net unrealized appreciation (computed on the basis
  of identified cost)                                                     144,503              481,727              502,448
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares                         $       25,585,512   $       21,893,257   $       37,686,788
-----------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                              620                  540                  900
-----------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                        1,744,040            1,507,930            2,553,854
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

Net assets applicable to common shares DIVIDED BY
  common shares issued and outstanding                         $            14.67   $            14.52   $            14.76
-----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                    INSURED               INSURED              INSURED
                                                                NEW YORK FUND II         OHIO FUND        PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments--
     Identified cost                                           $       58,629,018   $       56,870,433   $       67,068,257
     Unrealized appreciation                                            1,224,005              924,927              814,670
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value                                          $       59,853,023   $       57,795,360   $       67,882,927
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                           --                   --              111,097
Interest receivable                                                       822,444              855,105            1,029,189
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                   $       60,675,467   $       58,650,465   $       69,023,213
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial
  futures contracts                                            $           72,500   $           63,437   $          174,000
Due to bank                                                                92,301               81,113                   --
Accrued expenses                                                           22,886               20,118               24,225
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              $          187,687   $          164,668   $          198,225
-----------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
  cumulative unpaid dividends                                          22,503,672           21,876,254           26,003,379
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares                         $       37,984,108   $       36,609,543   $       42,821,609
-----------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of
  shares authorized                                            $           25,536   $           25,042   $           29,376
Additional paid-in capital                                             36,186,792           35,484,736           41,633,458
Accumulated net realized gain (computed on the basis
  of identified cost)                                                     626,987              328,253              672,980
Accumulated undistributed net investment income                           174,093               68,227              171,562
Net unrealized appreciation (computed on the basis of
  identified cost)                                                        970,700              703,285              314,233
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares                         $       37,984,108   $       36,609,543   $       42,821,609
-----------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                              900                  875                1,040
-----------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                        2,553,603            2,504,186            2,937,624
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

Net assets applicable to common shares DIVIDED BY
  common shares issued and outstanding                         $            14.87   $            14.62   $            14.58
-----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Operations

For the Period Ended September 30, 2003(1)

                                                                    INSURED               INSURED              INSURED
                                                               MUNICIPAL FUND II    CALIFORNIA FUND II      FLORIDA FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $        9,654,344   $        3,585,738   $        2,289,490
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                        $        9,654,344   $        3,585,738   $        2,289,490
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $        1,003,100   $          386,099   $          256,780
Trustees fees and expenses                                                  4,469                3,404                  886
Legal and accounting services                                              38,585               30,546               27,587
Printing and postage                                                       12,451                8,717                7,697
Custodian fee                                                              64,064               25,490               23,610
Organization costs                                                          7,500                7,500                7,500
Transfer and dividend disbursing agent                                     92,534               35,569               23,913
Preferred shares remarketing agent fee                                     77,013               58,087               39,033
Miscellaneous                                                              20,618               10,416               11,645
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                 $        1,320,334   $          565,828   $          398,651
-----------------------------------------------------------------------------------------------------------------------------
Deduct--
     Reduction of custodian fee                                            21,396                8,156               19,075
     Reduction of investment adviser fee                                  273,573              105,356               70,169
     Expense reimbursement of organization costs                            7,500                7,500                7,500
-----------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                       $          302,469   $          121,012   $           96,744
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                   $        1,017,865   $          444,816   $          301,907
-----------------------------------------------------------------------------------------------------------------------------

Net investment income                                          $        8,636,479   $        3,140,922   $        1,987,583
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)--
     Investment transactions (identified cost basis)                    1,554,032              (29,599)              (1,885)
     Financial futures contracts                                        1,141,163              505,390              371,504
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                              $        2,695,195   $          475,791   $          369,619
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
     Investments (identified cost basis)                                4,619,142            1,283,765              894,230
     Financial futures contracts                                       (2,179,397)            (651,469)            (444,098)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           $        2,439,745   $          632,296   $          450,132
-----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                               $        5,134,940   $        1,108,087   $          819,751
-----------------------------------------------------------------------------------------------------------------------------

Distributions to preferred shareholders                        $         (701,821)  $         (192,472)  $         (152,002)
-----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                     $       13,069,598   $        4,056,537   $        2,655,332
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.

                       See notes to financial statements.

                                                                    INSURED               INSURED              INSURED
                                                               MASSACHUSETTS FUND      MICHIGAN FUND       NEW JERSEY FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $        1,641,805   $        1,427,904   $        2,398,276
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                        $        1,641,805   $        1,427,904   $        2,398,276
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $          175,757   $          152,044   $          258,507
Trustees fees and expenses                                                    887                   88                  887
Legal and accounting services                                              25,089               24,977               27,589
Printing and postage                                                        5,662                6,096                9,335
Custodian fee                                                              19,001               17,647               22,857
Organization costs                                                          7,500                7,500                7,500
Transfer and dividend disbursing agent                                     16,600               14,532               24,313
Preferred shares remarketing agent fee                                     26,558               23,765               39,606
Miscellaneous                                                              10,189               10,225               11,387
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                 $          287,243   $          256,874   $          401,981
-----------------------------------------------------------------------------------------------------------------------------
Deduct--
     Reduction of custodian fee                                $            8,812   $           10,011   $           13,516
     Reduction of investment adviser fee                                   47,930               41,466               70,502
     Expense reimbursement of organization costs                            7,500                7,500                7,500
-----------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                       $           64,242   $           58,977   $           91,518
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                   $          223,001   $          197,897   $          310,463
-----------------------------------------------------------------------------------------------------------------------------

Net investment income                                          $        1,418,804   $        1,230,007   $        2,087,813
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)--
     Investment transactions (identified cost basis)                      132,575               (5,568)             200,393
     Financial futures contracts                                          446,676              (78,238)             547,620
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                       $          579,251   $          (83,806)  $          748,013
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
     Investments (identified cost basis)                                  502,414              669,696              949,837
     Financial futures contracts                                         (357,911)            (187,969)            (447,389)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           $          144,503   $          481,727   $          502,448
-----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                               $          723,754   $          397,921   $        1,250,461
-----------------------------------------------------------------------------------------------------------------------------

Distributions to preferred shareholders                        $          (99,094)  $          (86,751)  $         (143,861)
-----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                     $        2,043,464   $        1,541,177   $        3,194,413
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.

                       See notes to financial statements.

                                                                     INSURED              INSURED              INSURED
                                                                NEW YORK FUND II         OHIO FUND        PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                       $        2,382,058   $        2,221,070   $        2,695,621
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                        $        2,382,058   $        2,221,070   $        2,695,621
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $          258,678   $          250,253   $          295,042
Trustees fees and expenses                                                    887                  886                  887
Legal and accounting services                                              29,188               27,583               27,607
Printing and postage                                                        7,171                8,964               11,233
Custodian fee                                                              23,121               23,052               25,228
Organization costs                                                          7,500                7,500                7,500
Transfer and dividend disbursing agent                                     22,394               26,716               27,761
Preferred shares remarketing agent fee                                     39,144               37,048               45,767
Miscellaneous                                                              11,173               11,025               12,409
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                 $          399,256   $          393,027   $          453,434
-----------------------------------------------------------------------------------------------------------------------------
Deduct--
     Reduction of custodian fee                                            16,269               19,087               20,242
     Reduction of investment adviser fee                                   70,549               68,251               80,466
     Expense reimbursement of organization costs                            7,500                7,500                7,500
-----------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                       $           94,318   $           94,838   $          108,208
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                   $          304,938   $          298,189   $          345,226
-----------------------------------------------------------------------------------------------------------------------------

Net investment income                                          $        2,077,120   $        1,922,881   $        2,350,395
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)--
     Investment transactions (identified cost basis)                      254,124               13,345              271,458
     Financial futures contracts                                          365,677              297,996              397,160
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                              $          619,801   $          311,341   $          668,618
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
     Investments (identified cost basis)                                1,224,005              924,927              814,670
     Financial futures contracts                                         (253,305)            (221,642)            (500,437)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           $          970,700   $          703,285   $          314,233
-----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                               $        1,590,501   $        1,014,626   $          982,851
-----------------------------------------------------------------------------------------------------------------------------

Distributions to preferred shareholders                        $         (143,577)  $         (147,817)  $         (175,228)
-----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                     $        3,524,044   $        2,789,690   $        3,158,018
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.

                       See notes to financial statements.

Statements of Changes in Net Assets

For the Period Ended September 30, 2003(1)

                                                                    INSURED              INSURED               INSURED
INCREASE (DECREASE) IN NET ASSETS                              MUNICIPAL FUND II    CALIFORNIA FUND II      FLORIDA FUND
-----------------------------------------------------------------------------------------------------------------------------
From operations--
     Net investment income                                     $        8,636,479   $        3,140,922   $        1,987,583
     Net realized gain                                                  2,695,195              475,791              369,619
     Net change in unrealized appreciation (depreciation)               2,439,745              632,296              450,132
     Distributions to preferred shareholders                             (701,821)            (192,472)            (152,002)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                     $       13,069,598   $        4,056,537   $        2,655,332
-----------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders--
     From net investment income                                        (7,076,834)          (2,599,597)          (1,720,498)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                     $       (7,076,834)  $       (2,599,597)  $       (1,720,498)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions--
     Proceeds from sale of common shares(2)                    $      141,787,289   $       55,073,394   $       36,321,367
     Reinvestment of distributions to common shareholders                  43,049                  363              200,519
     Offering costs and preferred shares underwriting
       discounts                                                       (1,349,509)            (547,303)            (370,613)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions     $      140,480,829   $       54,526,454   $       36,151,273
-----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                     $      146,473,593   $       55,983,394   $       37,086,107
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                         $          100,000   $          100,000   $          100,000
-----------------------------------------------------------------------------------------------------------------------------
At end of period                                               $      146,573,593   $       56,083,394   $       37,186,107
-----------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET
ASSETS APPLICABLE TO COMMON SHARES

At end of period                                               $          811,569   $          334,279   $          108,559
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.

(2) Proceeds from the sale of shares net of sales load paid of $6,681,076, $2,595,081 and $1,711,478 for Insured Municipal Fund II, Insured California Fund II and Insured Florida Fund, respectively.

                       See notes to financial statements.

                                                                     INSURED              INSURED              INSURED
INCREASE (DECREASE) IN NET ASSETS                              MASSACHUSETTS FUND      MICHIGAN FUND       NEW JERSEY FUND
-----------------------------------------------------------------------------------------------------------------------------
From operations--
     Net investment income                                     $        1,418,804   $        1,230,007   $        2,087,813
     Net realized gain (loss)                                             579,251              (83,806)             748,013
     Net change in unrealized appreciation (depreciation)                 144,503              481,727              502,448
     Distributions to preferred shareholders                              (99,094)             (86,751)            (143,861)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                     $        2,043,464   $        1,541,177   $        3,194,413
-----------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders--
     From net investment income                                        (1,176,983)          (1,017,632)          (1,723,590)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                     $       (1,176,983)  $       (1,017,632)  $       (1,723,590)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions--
     Proceeds from sale of common shares(2)                    $       24,879,202   $       21,497,628   $       36,480,532
     Reinvestment of distributions to common shareholders                   8,903                8,225                8,074
     Offering costs and preferred shares underwriting
       discounts                                                         (269,074)            (236,141)            (372,641)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions     $       24,619,031   $       21,269,712   $       36,115,965
-----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                     $       25,485,512   $       21,793,257   $       37,586,788
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                         $          100,000   $          100,000   $          100,000
-----------------------------------------------------------------------------------------------------------------------------
At end of period                                               $       25,585,512   $       21,893,257   $       37,686,788
-----------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET
ASSETS APPLICABLE TO COMMON SHARES

At end of period                                               $          137,386   $          116,639   $          218,635
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.

(2) Proceeds from sale of shares net of sales load paid of $1,172,318, $1,012,977 and $1,718,978 for Insured Massachusetts Fund, Insured Michigan Fund and Insured New Jersey Fund, respectively.

                       See notes to financial statements.

                                                                    INSURED               INSURED              INSURED
INCREASE (DECREASE) IN NET ASSETS                               NEW YORK FUND II         OHIO FUND        PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------------------------
From operations--
     Net investment income                                     $        2,077,120   $        1,922,881   $        2,350,395
     Net realized gain                                                    619,801              311,341              668,618
     Net change in unrealized appreciation (depreciation)                 970,700              703,285              314,233
     Distributions to preferred shareholders                             (143,577)            (147,817)            (175,228)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                     $        3,524,044   $        2,789,690   $        3,158,018
-----------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders--
     From net investment income                                        (1,752,264)          (1,689,925)          (1,999,243)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                     $       (1,752,264)  $       (1,689,925)  $       (1,999,243)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions--
     Proceeds from sale of common shares(2)                    $       36,480,718   $       35,761,589   $       41,979,857
     Reinvestment of distributions to common shareholders                   4,010               15,937                6,307
     Offering costs and preferred shares underwriting
       discounts                                                         (372,400)            (367,748)            (423,330)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions     $       36,112,328   $       35,409,778   $       41,562,834
-----------------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                     $       37,884,108   $       36,509,543   $       42,721,609
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                         $          100,000   $          100,000   $          100,000
-----------------------------------------------------------------------------------------------------------------------------
At end of period                                               $       37,984,108   $       36,609,543   $       42,821,609
-----------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME INCLUDED IN NET
ASSETS APPLICABLE TO COMMON SHARES

At end of period                                               $          174,093   $           68,227   $          171,562
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.

(2) Proceeds from the sale of shares net of sales load paid of $1,718,987, $1,685,101 and $1,978,108 for Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

                       See notes to financial statements.

Financial Highlights

Selected data for a common share outstanding during the periods stated

                                                                                       INSURED MUNICIPAL FUND II
                                                                                     -----------------------------
                                                                                             PERIOD ENDED
                                                                                        SEPTEMBER 30, 2003(1)(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                                      $   14.325
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                          $    0.879
Net realized and unrealized gain                                                                    0.508
Distributions to preferred shareholders                                                            (0.071)
------------------------------------------------------------------------------------------------------------------
Total income from operations                                                                   $    1.316
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                                     $   (0.714)
------------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                                                     $   (0.714)
------------------------------------------------------------------------------------------------------------------

Preferred and Common shares offering costs charged to paid-in capital                          $   (0.048)
------------------------------------------------------------------------------------------------------------------

Preferred Shares underwriting discounts                                                        $   (0.089)
------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period (Common shares)                                               $   14.790
------------------------------------------------------------------------------------------------------------------

Market value -- End of period (Common shares)                                                  $   14.000
------------------------------------------------------------------------------------------------------------------

Total Investment Return on Net Asset Value(4)                                                        8.46%
------------------------------------------------------------------------------------------------------------------

Total Investment Return on Market Value(4)                                                           2.67%
------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                        INSURED MUNICIPAL FUND II
                                                                                      -----------------------------
                                                                                              PERIOD ENDED
                                                                                        SEPTEMBER 30, 2003(1)(2)
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)                          $  146,574
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                                   0.86%(6)
   Net expenses after custodian fee reduction(5)                                                     0.84%(6)
   Net investment income(5)                                                                          7.14%(6)
Portfolio Turnover                                                                                     79%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Has such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                       1.09%(6)
   Expenses after custodian fee reduction(5)                                                         1.07%(6)
   Net investment income(5)                                                                          6.91%(6)
   Net investment income per share                                                             $    0.851
------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                      0.57%(6)
   Net expenses after custodian fee reduction                                                        0.56%(6)
   Net investment income                                                                             4.72%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Has such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                          0.72%(6)
   Expenses after custodian fee reduction                                                            0.71%(6)
   Net investment income                                                                             4.57%(6)
------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                               3,500
   Asset coverage per preferred share(7)                                                       $   66,893
   Involuntary liquidation preference per preferred share(8)                                   $   25,000
   Approximate market value per preferred share(8)                                             $   25,000
------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

                                                                                       INSURED CALIFORNIA FUND II
                                                                                     -----------------------------
                                                                                              PERIOD ENDED
                                                                                        SEPTEMBER 30, 2003(1)(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                                      $   14.325
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                          $    0.822
Net realized and unrealized gain                                                                    0.281
Distributions to preferred shareholders                                                            (0.050)
------------------------------------------------------------------------------------------------------------------
Total income from operations                                                                   $    1.053
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                                     $   (0.675)
------------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                                                     $   (0.675)
------------------------------------------------------------------------------------------------------------------

Preferred and Common shares offering costs charged to paid-in capital                          $   (0.054)
------------------------------------------------------------------------------------------------------------------

Preferred Shares underwriting discounts                                                        $   (0.089)
------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period (Common shares)                                               $   14.560
------------------------------------------------------------------------------------------------------------------

Market value -- End of period (Common shares)                                                  $   13.800
------------------------------------------------------------------------------------------------------------------

Total Investment Return on Net Asset Value(4)                                                        6.62%
------------------------------------------------------------------------------------------------------------------

Total Investment Return on Market Value(4)                                                           1.06%
------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                       INSURED CALIFORNIA FUND II
                                                                                     ------------------------------
                                                                                              PERIOD ENDED
                                                                                        SEPTEMBER 30, 2003(1)(2)
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)                          $   56,083
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                                   0.98%(6)
   Net expenses after custodian fee reduction(5)                                                     0.96%(6)
   Net investment income(5)                                                                          6.75%(6)
Portfolio Turnover                                                                                     36%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Has such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                       1.22%(6)
   Expenses after custodian fee reduction(5)                                                         1.20%(6)
   Net investment income(5)                                                                          6.51%(6)
   Net investment income per share                                                             $    0.793
------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                      0.64%(6)
   Net expenses after custodian fee reduction                                                        0.63%(6)
   Net investment income                                                                             4.46%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Has such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                          0.80%(6)
   Expenses after custodian fee reduction                                                            0.79%(6)
   Net investment income                                                                             4.30%(6)
------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                               1,350
   Asset coverage per preferred share(7)                                                       $   66,545
   Involuntary liquidation preference per preferred share(8)                                   $   25,000
   Approximate market value per preferred share(8)                                             $   25,000
------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

                                                                                         INSURED FLORIDA FUND
                                                                                       -------------------------
                                                                                             PERIOD ENDED
                                                                                       SEPTEMBER 30, 2003(1)(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                                      $   14.325
----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                          $    0.788
Net realized and unrealized gain                                                                    0.319
Distributions to preferred shareholders                                                            (0.060)
----------------------------------------------------------------------------------------------------------------
Total income from operations                                                                   $    1.047
----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                                     $   (0.675)
----------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                                                     $   (0.675)
----------------------------------------------------------------------------------------------------------------

Preferred and Common shares offering costs charged to paid-in capital                          $   (0.058)
----------------------------------------------------------------------------------------------------------------

Preferred Shares underwriting discounts                                                        $   (0.089)
----------------------------------------------------------------------------------------------------------------

Net asset value -- End of period (Common shares)                                               $   14.550
----------------------------------------------------------------------------------------------------------------

Market value -- End of period (Common shares)                                                  $   14.100
----------------------------------------------------------------------------------------------------------------

Total Investment Return on Net Asset Value(4)                                                        6.37%
----------------------------------------------------------------------------------------------------------------

Total Investment Return on Market Value(4)                                                           3.08%
----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                         INSURED FLORIDA FUND
                                                                                       -------------------------
                                                                                             PERIOD ENDED
                                                                                       SEPTEMBER 30, 2003(1)(2)
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)                          $   37,186
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                                   1.04%(6)
   Net expenses after custodian fee reduction(5)                                                     0.98%(6)
   Net investment income(5)                                                                          6.45%(6)
Portfolio Turnover                                                                                     29%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                       1.29%(6)
   Expenses after custodian fee reduction(5)                                                         1.23%(6)
   Net investment income(5)                                                                          6.20%(6)
   Net investment income per share                                                             $    0.757
----------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                      0.69%(6)
   Net expenses after custodian fee reduction                                                        0.65%(6)
   Net investment income                                                                             4.25%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                          0.86%(6)
   Expenses after custodian fee reduction                                                            0.82%(6)
   Net investment income                                                                             4.08%(6)
----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                                 900
   Asset coverage per preferred share(7)                                                       $   66,319
   Involuntary liquidation preference per preferred share(8)                                   $   25,000
   Approximate market value per preferred share(8)                                             $   25,000
----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

                                                                                      INSURED MASSACHUSETTS FUND
                                                                                    ------------------------------
                                                                                             PERIOD ENDED
                                                                                       SEPTEMBER 30, 2003(1)(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                                      $   14.325
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                          $    0.823
Net realized and unrealized gain                                                                    0.411
Distributions to preferred shareholders                                                            (0.058)
------------------------------------------------------------------------------------------------------------------
Total income from operations                                                                   $    1.176
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                                     $   (0.675)
------------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                                                     $   (0.675)
------------------------------------------------------------------------------------------------------------------

Preferred and Common shares offering costs charged to paid-in capital                          $   (0.066)
------------------------------------------------------------------------------------------------------------------

Preferred Shares underwriting discounts                                                        $   (0.090)
------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period (Common shares)                                               $   14.670
------------------------------------------------------------------------------------------------------------------

Market value -- End of period (Common shares)                                                  $   14.450
------------------------------------------------------------------------------------------------------------------

Total Investment Return on Net Asset Value(4)                                                        7.22%
------------------------------------------------------------------------------------------------------------------

Total Investment Return on Market Value(4)                                                           5.61%
------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                      INSURED MASSACHUSETTS FUND
                                                                                    ------------------------------
                                                                                             PERIOD ENDED
                                                                                       SEPTEMBER 30, 2003(1)(2)
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)                          $   25,586
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                                   1.10%(6)
   Net expenses after custodian fee reduction(5)                                                     1.06%(6)
   Net investment income(5)                                                                          6.73%(6)
Portfolio Turnover                                                                                     81%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Has such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                       1.36%(6)
   Expenses after custodian fee reduction(5)                                                         1.32%(6)
   Net investment income(5)                                                                          6.47%(6)
   Net investment income per share                                                             $    0.791
------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                      0.73%(6)
   Net expenses after custodian fee reduction                                                        0.70%(6)
   Net investment income                                                                             4.42%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                          0.90%(6)
   Expenses after custodian fee reduction                                                            0.87%(6)
   Net investment income                                                                             4.25%(6)
------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                                 620
   Asset coverage per preferred share(7)                                                       $   66,270
   Involuntary liquidation preference per preferred share(8)                                   $   25,000
   Approximate market value per preferred share(8)                                             $   25,000
------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002 to September 30, 2003.
(3) Net asset value at the beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annaulized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

                                                                                        INSURED MICHIGAN FUND
                                                                                     ----------------------------
                                                                                            PERIOD ENDED
                                                                                       SEPTEMBER 30, 2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                                      $   14.325
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                          $    0.824
Net realized and unrealized gain                                                                    0.262
Distributions to preferred shareholders                                                            (0.058)
-----------------------------------------------------------------------------------------------------------------
Total income from operations                                                                   $    1.028
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                                     $   (0.675)
-----------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                                                     $   (0.675)
-----------------------------------------------------------------------------------------------------------------

Preferred and Common shares offering costs charged to paid-in capital                          $   (0.068)
-----------------------------------------------------------------------------------------------------------------

Preferred Shares underwriting discounts                                                        $   (0.090)
-----------------------------------------------------------------------------------------------------------------

Net asset value -- End of period (Common shares)                                               $   14.520
-----------------------------------------------------------------------------------------------------------------

Market value -- End of period (Common shares)                                                  $   14.410
-----------------------------------------------------------------------------------------------------------------

Total Investment Return on Net Asset Value(4)                                                        6.12%
-----------------------------------------------------------------------------------------------------------------

Total Investment Return on Market Value(4)                                                           5.31%
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                        INSURED MICHIGAN FUND
                                                                                     ----------------------------
                                                                                            PERIOD ENDED
                                                                                       SEPTEMBER 30, 2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)                          $   21,893
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                                   1.14%(6)
   Net expenses after custodian fee reduction(5)                                                     1.09%(6)
   Net investment income(5)                                                                          6.75%(6)
Portfolio Turnover                                                                                     79%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Has such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                       1.41%(6)
   Expenses after custodian fee reduction(5)                                                         1.36%(6)
   Net investment income(5)                                                                          6.48%(6)
   Net investment income per share                                                             $    0.792
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                      0.75%(6)
   Net expenses after custodian fee reduction                                                        0.71%(6)
   Net investment income                                                                             4.42%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                          0.93%(6)
   Expenses after custodian fee reduction                                                            0.89%(6)
   Net investment income                                                                             4.25%(6)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                                 540
   Asset coverage per preferred share(7)                                                       $   65,543
   Involuntary liquidation preference per preferred share(8)                                   $   25,000
   Approximate market value per preferred share(8)                                             $   25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

                                                                                        INSURED NEW JERSEY FUND
                                                                                     ----------------------------
                                                                                             PERIOD ENDED
                                                                                       SEPTEMBER 30, 2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                                      $   14.325
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                          $    0.826
Net realized and unrealized gain                                                                    0.489
Distributions to preferred shareholders                                                            (0.058)
-----------------------------------------------------------------------------------------------------------------
Total income from operations                                                                   $    1.257
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                                     $   (0.675)
-----------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                                                     $   (0.675)
-----------------------------------------------------------------------------------------------------------------

Preferred and Common shares offering costs charged to paid-in capital                          $   (0.058)
-----------------------------------------------------------------------------------------------------------------

Preferred Shares underwriting discounts                                                        $   (0.089)
-----------------------------------------------------------------------------------------------------------------

Net asset value -- End of period (Common shares)                                               $   14.760
-----------------------------------------------------------------------------------------------------------------

Market value -- End of period (Common shares)                                                  $   14.520
-----------------------------------------------------------------------------------------------------------------

Total Investment Return on Net Asset Value(4)                                                        7.89%
-----------------------------------------------------------------------------------------------------------------

Total Investment Return on Market Value(4)                                                           6.14%
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                         INSURED NEW JERSEY FUND
                                                                                       ---------------------------
                                                                                              PERIOD ENDED
                                                                                         SEPTEMBER 30, 2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)                          $   37,687
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                                   1.03%(6)
   Net expenses after custodian fee reduction(5)                                                     0.99%(6)
   Net investment income(5)                                                                          6.69%(6)
Portfolio Turnover                                                                                     68%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                       1.28%(6)
   Expenses after custodian fee reduction(5)                                                         1.24%(6)
   Net investment income(5)                                                                          6.44%(6)
   Net investment income per share                                                             $    0.795
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follow:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                      0.69%(6)
   Net expenses after custodian fee reduction                                                        0.66%(6)
   Net investment income                                                                             4.43%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                          0.85%(6)
   Expenses after custodian fee reduction                                                            0.82%(6)
   Net investment income                                                                             4.26%(6)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                                 900
   Asset coverage per preferred share(7)                                                       $   66,875
   Involuntary liquidation preference per preferred share(8)                                   $   25,000
   Approximate market value per preferred share(8)                                             $   25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

                                                                                         INSURED NEW YORK FUND II
                                                                                       ----------------------------
                                                                                              PERIOD ENDED
                                                                                         SEPTEMBER 30, 2003(1)(2)
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                                      $   14.325
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                          $    0.818
Net realized and unrealized gain                                                                    0.617
Distributions to preferred shareholders                                                            (0.057)
-------------------------------------------------------------------------------------------------------------------
Total income from operations                                                                   $    1.378
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                                     $   (0.686)
-------------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                                                     $   (0.686)
-------------------------------------------------------------------------------------------------------------------

Preferred and Common shares offering costs charged to paid-in capital                          $   (0.058)
-------------------------------------------------------------------------------------------------------------------

Preferred Shares underwriting discounts                                                        $   (0.089)
-------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period (Common shares)                                               $   14.870
-------------------------------------------------------------------------------------------------------------------

Market value -- End of period (Common shares)                                                  $   13.710
-------------------------------------------------------------------------------------------------------------------

Total Investment Return on Net Asset Value(4)                                                        8.87%
-------------------------------------------------------------------------------------------------------------------

Total Investment Return on Market Value(4)                                                           0.38%
-------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                         INSURED NEW YORK FUND II
                                                                                       ----------------------------
                                                                                              PERIOD ENDED
                                                                                         SEPTEMBER 30, 2003(1)(2)
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)                          $   37,984
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                                   1.03%(6)
   Net expenses after custodian fee reduction(5)                                                     0.98%(6)
   Net investment income(5)                                                                          6.65%(6)
Portfolio Turnover                                                                                     66%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Has such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                       1.28%(6)
   Expenses after custodian fee reduction(5)                                                         1.23%(6)
   Net investment income(5)                                                                          6.40%(6)
   Net investment income per share                                                             $    0.787
-------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                      0.68%(6)
   Net expenses after custodian fee reduction                                                        0.65%(6)
   Net investment income                                                                             4.40%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                          0.85%(6)
   Expenses after custodian fee reduction                                                            0.82%(6)
   Net investment income                                                                             4.23%(6)
-------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                                 900
   Asset coverage per preferred share(7)                                                       $   67,209
   Involuntary liquidation preference per preferred share(8)                                   $   25,000
   Approximate market value per preferred share(8)                                             $   25,000
-------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

                                                                                            INSURED OHIO FUND
                                                                                       --------------------------
                                                                                               PERIOD ENDED
                                                                                        SEPTEMBER 30, 2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                                      $   14.325
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                          $    0.776
Net realized and unrealized gain                                                                    0.402
Distributions to preferred shareholders                                                            (0.060)
-----------------------------------------------------------------------------------------------------------------
Total income from operations                                                                   $    1.118
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                                     $   (0.675)
-----------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                                                     $   (0.675)
-----------------------------------------------------------------------------------------------------------------

Preferred and Common shares offering costs charged to paid-in capital                          $   (0.060)
-----------------------------------------------------------------------------------------------------------------

Preferred Shares underwriting discounts                                                        $   (0.088)
-----------------------------------------------------------------------------------------------------------------

Net asset value -- End of period (Common shares)                                               $   14.620
-----------------------------------------------------------------------------------------------------------------

Market value -- End of period (Common shares)                                                  $   14.430
-----------------------------------------------------------------------------------------------------------------

Total Investment Return on Net Asset Value(4)                                                        6.85%
-----------------------------------------------------------------------------------------------------------------

Total Investment Return on Market Value(4)                                                           5.46%
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                            INSURED OHIO FUND
                                                                                       --------------------------
                                                                                               PERIOD ENDED
                                                                                        SEPTEMBER 30, 2003(1)(2)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)                          $   36,610
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                                   1.05%(6)
   Net expenses after custodian fee reduction(5)                                                     0.99%(6)
   Net investment income(5)                                                                          6.38%(6)
Portfolio Turnover                                                                                     32%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                       1.30%(6)
   Expenses after custodian fee reduction(5)                                                         1.24%(6)
   Net investment income(5)                                                                          6.13%(6)
   Net investment income per share                                                             $    0.746
-----------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                      0.69%(6)
   Net expenses after custodian fee reduction                                                        0.65%(6)
   Net investment income                                                                             4.21%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have ben as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                          0.86%(6)
   Expenses after custodian fee reduction                                                            0.82%(6)
   Net investment income                                                                             4.04%(6)
-----------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                                 875
   Asset coverage per preferred share(7)                                                       $   66,841
   Involuntary liquidation preference per preferred share(8)                                   $   25,000
   Approximate market value per preferred share(8)                                             $   25,000
-----------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

                                                                                       INSURED PENNSYLVANIA FUND
                                                                                     -----------------------------
                                                                                             PERIOD ENDED
                                                                                       SEPTEMBER 30, 2003(1)(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                                      $   14.325
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                                          $    0.811
Net realized and unrealized gain                                                                    0.331
Distributions to preferred shareholders                                                            (0.060)
------------------------------------------------------------------------------------------------------------------
Total income from operations                                                                   $    1.082
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                                     $   (0.681)
------------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                                                     $   (0.681)
------------------------------------------------------------------------------------------------------------------

Preferred and Common shares offering costs charged to paid-in capital                          $   (0.056)
------------------------------------------------------------------------------------------------------------------

Preferred Shares underwriting discounts                                                        $   (0.090)
------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period (Common shares)                                               $   14.580
------------------------------------------------------------------------------------------------------------------

Market value -- End of period (Common shares)                                                  $   14.330
------------------------------------------------------------------------------------------------------------------

Total Investment Return on Net Asset Value(4)                                                        6.63%
------------------------------------------------------------------------------------------------------------------

Total Investment Return on Market Value(4)                                                           4.80%
------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                       INSURED PENNSYLVANIA FUND
                                                                                     -----------------------------
                                                                                             PERIOD ENDED
                                                                                       SEPTEMBER 30, 2003(1)(2)
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)                          $   42,822
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                                   1.03%(6)
   Net expenses after custodian fee reduction(5)                                                     0.97%(6)
   Net investment income(5)                                                                          6.64%(6)
Portfolio Turnover                                                                                     34%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                       1.28%(6)
   Expenses after custodian fee reduction(5)                                                         1.22%(6)
   Net investment income(5)                                                                          6.39%(6)
   Net investment income per share                                                             $    0.780
------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                      0.68%(6)
   Net expenses after custodian fee reduction                                                        0.64%(6)
   Net investment income                                                                             4.37%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                          0.84%(6)
   Expenses after custodian fee reduction                                                            0.80%(6)
   Net investment income                                                                             4.20%(6)
------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                               1,040
   Asset coverage per preferred share(7)                                                       $   66,178
   Involuntary liquidation preference per preferred share(8)                                   $   25,000
   Approximate market value per preferred share(8)                                             $   25,000
------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(6)  Annualized.
(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of September 30, 2003

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Florida Municipal Bond Fund (Insured Florida
     Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania Fund) (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. Each of the Funds was organized under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 3, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

     C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

     D FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary

     In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

     Additionally, at September 30, 2003, Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Michigan Fund and Insured Pennsylvania Fund had net capital losses of $622,940, $175,668, $74,414, $271,775, and $61,966 respectively, attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of each Fund's taxable year ending September 20, 2004.

     E ORGANIZATION AND OFFERING COSTS -- Costs incurred by each Fund in connection with its organization have been expensed. Costs incurred by each Fund in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

     F FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2    AUCTION PREFERRED SHARES (APS)

     Each Fund issued Auction Preferred Shares on January 15, 2003 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and have been reset every seven days thereafter by an auction. Initially, the Insured Municipal Fund II has elected an Initial Dividend Period for Series B of 360 days. The Insured Municipal Fund II pays the Series B accumulated dividends on the first business day of each month. Final payment will be made on January 12, 2004. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates. Auction Preferred Shares issued and outstanding as of September 30, 2003 and dividend rate ranges for the period from the date of accumulation of initial rate, January 17, 2003, to September 30, 2003 are as indicated below:

                                           PREFERRED SHARES
                                               ISSUED AND        DIVIDENDS RATE
     FUND                                     OUTSTANDING            RANGES
     --------------------------------------------------------------------------
     Insured Municipal Fund II Series A          1,750           0.65% - 1.20%
     Insured Municipal Fund II Series B          1,750                   1.35%
     Insured California Fund II                  1,350           0.40% - 1.15%
     Insured Florida Fund                          900           0.75% - 1.25%
     Insured Massachusetts Fund                    620           0.70% - 1.15%
     Insured Michigan Fund                         540           0.45% - 1.20%
     Insured New Jersey Fund                       900           0.65% - 1.15%
     Insured New York Fund II                      900           0.40% - 1.15%
     Insured Ohio Fund                             875           0.70% - 1.20%
     Insured Pennsylvania Fund                   1,040           0.70% - 1.20%

     The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3    DISTRIBUTIONS TO SHAREHOLDERS

     Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. Effective January 17, 2003, the Series B shares of the Insured Municipal Fund II set a special dividend period of 360 days. The Insured Municipal Fund II Series B pays accumulated dividends on the first business day of each month. Final payment will be made on January 12, 2004. The applicable dividend rate for APS on September 30, 2003 are listed below. For the period ended September 30, 2003, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                                              DIVIDENDS
                                                               PAID TO
                                                              PREFERRED         AVERAGE APS
                                               APS           SHAREHOLDERS      DIVIDEND RATES
                                         DIVIDEND RATES      FOR THE YEAR         FOR THE
                                             AS OF              ENDED            YEAR ENDED
                                          SEPTEMBER 30,      SEPTEMBER 30,     SEPTEMBER 30,
     FUND                                     2003               2003              2003
    -----------------------------------------------------------------------------------------
     Insured Municipal Fund II Series A       0.70%          $ 285,933             0.93%
     Insured Municipal Fund II Series B       1.35%            415,888             1.35%
     Insured California Fund II               0.45%            192,472             0.81%
     Insured Florida Fund                     0.99%            152,002             0.96%
     Insured Massachusetts Fund               0.95%             99,094             0.91%
     Insured Michigan Fund                    0.90%             86,751             0.91%
     Insured New Jersey Fund                  0.95%            143,861             0.91%
     Insured New York Fund II                 0.85%            143,577             0.91%
     Insured Ohio Fund                        0.95%            147,817             0.96%
     Insured Pennsylvania Fund                0.95%            175,228             0.96%

     The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee, computed at an annual rate of 0.55% of each Fund's average weekly gross assets, was earned by Eaton Vance Management
     (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the period from the start of business November 29, 2002, to September 30, 2003, the fee was equivalent to 0.55% (annualized) of each Fund's average weekly gross assets and amounted to $1,003,100, $386,099, $256,780, $175,757, $152,044,
     $258,507, $258,678, $250,253 and $295,042, for Insured Municipal Fund II,
     Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

     In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.15% of average weekly total assets of each Fund during the first five full years of each Fund's operations, 0.10% of average weekly total assets of each Fund in year six, and 0.05% in year seven. For the period from the start of business November 29, 2002, to September 30, 2003, EVM contractually waived $273,573, $105,356, $70,169,
     $47,930, $41,466, $70,502, $70,549, $68,251 and $80,466 for Insured
     Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

     Eaton Vance has agreed to pay offering costs (other than sales load) that exceed $0.03 per common share. Eaton Vance has agreed to reimburse all Fund organization costs.

     Certain officers and one Trustee of each Fund are officers of the above organization.

5    INVESTMENTS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the period from the start of business, November 29, 2002, to September 30, 2003 were as follows:

     Insured Municipal Fund II

     Purchases                             $ 369,102,810
     Sales                                   141,127,948

     Insured California Fund II

     Purchases                             $ 115,895,636
     Sales                                    28,407,343

     Insured Florida Fund

     Purchases                             $ 71,058,896
     Sales                                   13,618,421

     Insured Massachusetts Fund

     Purchases                             $ 67,888,965
     Sales                                   26,831,352

     Insured Michigan Fund

     Purchases                             $ 58,729,625
     Sales                                   24,406,113

     Insured New Jersey Fund

     Purchases                             $ 94,762,080
     Sales                                   36,037,965

     Insured New York Fund II

     Purchases                             $ 93,253,519
     Sales                                   34,984,355

     Insured Ohio Fund

     Purchases                             $ 72,936,204
     Sales                                   16,320,686

     Insured Pennsylvania Fund

     Purchases                             $ 86,518,801
     Sales                                   19,831,799

6    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at September 30, 2003, as computed for Federal income tax purposes, were as follows:

     Insured Municipal Fund II

     Aggregate cost                          $ 230,819,860
     --------------------------------------------------------
     Gross unrealized appreciation           $   6,086,653
     Gross unrealized depreciation              (1,453,262)
     --------------------------------------------------------
     Net unrealized appreciation             $   4,633,391
     --------------------------------------------------------

     Insured California Fund II

     Aggregate cost                          $  87,760,534
     --------------------------------------------------------
     Gross unrealized appreciation           $   1,298,329
     Gross unrealized depreciation                      --
     --------------------------------------------------------
     Net unrealized appreciation             $   1,298,329
     --------------------------------------------------------

     Insured Florida Fund

     Aggregate cost                          $  57,513,082
     --------------------------------------------------------
     Gross unrealized appreciation           $     913,373
     Gross unrealized depreciation                 (12,684)
     --------------------------------------------------------
     Net unrealized appreciation             $     900,689
     --------------------------------------------------------

     Insured Massachusetts Fund

     Aggregate cost                          $  41,240,081
     --------------------------------------------------------
     Gross unrealized appreciation           $     575,776
     Gross unrealized depreciation                 (68,055)
     --------------------------------------------------------
     Net unrealized appreciation             $     507,721
     --------------------------------------------------------

     Insured Michigan Fund

     Aggregate cost                          $  34,453,541
     --------------------------------------------------------
     Gross unrealized appreciation           $     701,554
     Gross unrealized depreciation                 (22,873)
     --------------------------------------------------------
     Net unrealized appreciation             $     678,681
     --------------------------------------------------------

     Insured New Jersey Fund

     Aggregate cost                          $  59,075,698
     --------------------------------------------------------
     Gross unrealized appreciation           $   1,140,636
     Gross unrealized depreciation                (190,284)
     --------------------------------------------------------
     Net unrealized appreciation             $     950,352
     --------------------------------------------------------

     Insured New York Fund II

     Aggregate cost                          $  58,622,060
     --------------------------------------------------------
     Gross unrealized appreciation           $   1,332,851
     Gross unrealized depreciation                (101,888)
     --------------------------------------------------------
     Net unrealized appreciation             $   1,230,963
     --------------------------------------------------------

     Insured Ohio Fund

     Aggregate cost                          $  56,853,524
     --------------------------------------------------------
     Gross unrealized appreciation           $     969,441
     Gross unrealized depreciation                 (27,605)
     --------------------------------------------------------
     Net unrealized appreciation             $     941,836
     --------------------------------------------------------

     Insured Pennsylvania Fund

     Aggregate cost                          $  67,063,893
     --------------------------------------------------------
     Gross unrealized appreciation           $     850,887
     Gross unrealized depreciation                 (31,853)
     --------------------------------------------------------
     Net unrealized appreciation             $     819,034
     --------------------------------------------------------

7    SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Funds to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares for the period from the start of business November 29, 2002, to September 30, 2003 were as follows:

                                                 INSURED MUNICIPAL
                                                       FUND II
                                              ------------------------
                                                PERIOD ENDED
                                                SEPTEMBER 30, 2003
     -----------------------------------------------------------------
     Sales                                                 9,897,891

     Shares issued pursuant to the Trust's
      dividend reinvestment plan                               3,023
     -----------------------------------------------------------------
     Net increase                                          9,900,914
     -----------------------------------------------------------------

                                                 INSURED CALIFORNIA
                                                       FUND II
                                              ------------------------
                                                PERIOD ENDED
                                                SEPTEMBER 30, 2003
     -----------------------------------------------------------------
     Sales                                                 3,844,564

     Shares issued pursuant to the Trust's
      dividend reinvestment plan                                  26
     -----------------------------------------------------------------
     Net increase                                          3,844,590
     -----------------------------------------------------------------

                                                INSURED FLORIDA FUND
                                              ------------------------
                                               PERIOD ENDED
                                               SEPTEMBER 30, 2003
     -----------------------------------------------------------------
     Sales                                                 2,535,523

     Shares issued pursuant to the Trust's
      dividend reinvestment plan                              13,733
     -----------------------------------------------------------------
     Net increase                                          2,549,256
     -----------------------------------------------------------------

                                                       INSURED
                                                 MASSACHUSETTS FUND
                                              ------------------------
                                                PERIOD ENDED
                                                SEPTEMBER 30, 2003
     -----------------------------------------------------------------
     Sales                                                 1,736,767

     Shares issued pursuant to the Trust's
      dividend reinvestment plan                                 606
     -----------------------------------------------------------------
     Net increase                                          1,737,373
     -----------------------------------------------------------------

                                               INSURED MICHIGAN FUND
                                              ------------------------
                                              PERIOD ENDED
                                              SEPTEMBER 30, 2003
     -----------------------------------------------------------------
     Sales                                                 1,500,707

     Shares issued pursuant to the Trust's
      dividend reinvestment plan                                 556
     -----------------------------------------------------------------
     Net increase                                          1,501,263
     -----------------------------------------------------------------

                                                       INSURED
                                                   NEW JERSEY FUND
                                              ------------------------
                                                PERIOD ENDED
                                                SEPTEMBER 30, 2003
     -----------------------------------------------------------------
     Sales                                                 2,546,634

     Shares issued pursuant to the Trust's
      dividend reinvestment plan                                 553
     -----------------------------------------------------------------
     Net increase                                          2,547,187
     -----------------------------------------------------------------

                                                  INSURED NEW YORK
                                                       FUND II
                                              ------------------------
                                                PERIOD ENDED
                                                SEPTEMBER 30, 2003
     -----------------------------------------------------------------
     Sales                                                 2,546,647

     Shares issued pursuant to the Trust's
      dividend reinvestment plan                                 289
     -----------------------------------------------------------------
     Net increase                                          2,546,936
     -----------------------------------------------------------------

                                                  INSURED OHIO FUND
                                              ------------------------
                                                PERIOD ENDED
                                                SEPTEMBER 30, 2003
     -----------------------------------------------------------------
     Sales                                                 2,496,446

     Shares issued pursuant to the Trust's
      dividend reinvestment plan                               1,073
     -----------------------------------------------------------------
     Net increase                                          2,497,519
     -----------------------------------------------------------------

                                                       INSURED
                                                  PENNSYLVANIA FUND
                                              ------------------------
                                                PERIOD ENDED
                                                SEPTEMBER 30, 2003
     -----------------------------------------------------------------
     Sales                                                 2,930,531

     Shares issued pursuant to the Trust's
      dividend reinvestment plan                                 426
     -----------------------------------------------------------------
     Net increase                                          2,930,957
     -----------------------------------------------------------------

8    FINANCIAL INSTRUMENTS

     Each Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment each Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     A summary of obligations under these financial instruments at September 30, 2003 is as follows:

     FUTURES CONTRACTS

                                 EXPIRATION                                         NET UNREALIZED
     FUND                        DATE        CONTRACTS                POSITION       DEPRECIATION
     -----------------------------------------------------------------------------------------------
     Insured Municipal II        12/03       375 U.S. Treasury Bond   Short          $ (2,179,397)
     -----------------------------------------------------------------------------------------------
     Insured California II       12/03       125 U.S. Treasury Bond   Short          $   (651,469)
     -----------------------------------------------------------------------------------------------
     Insured Florida             12/03       85 U.S. Treasury Bond    Short          $   (444,098)
     -----------------------------------------------------------------------------------------------
     Insured Massachusetts       12/03       60 U.S. Treasury Bond    Short          $   (357,911)
     -----------------------------------------------------------------------------------------------
     Insured Michigan            12/03       47 U.S. Treasury Bond    Short          $   (187,969)
     -----------------------------------------------------------------------------------------------
     Insured New Jersey          12/03       75 U.S. Treasury Bond    Short          $   (447,389)
     -----------------------------------------------------------------------------------------------
     Insured New York II         12/03       40 U.S. Treasury Bond    Short          $   (253,305)
     -----------------------------------------------------------------------------------------------
     Insured Ohio                12/03       35 U.S. Treasury Bond    Short          $   (221,642)
     -----------------------------------------------------------------------------------------------
     Insured Pennsylvania        12/03       96 U.S. Treasury Bond    Short          $   (500,437)
     -----------------------------------------------------------------------------------------------

     At September 30, 2003, each Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

9    ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

     Each Fund held its Annual Meeting of Shareholders on July 25, 2003. The following action was taken by the shareholders of each Fund:

     Item 1: The election of Jessica M. Bibliowicz and William H. Park as Trustees of the Fund for a three-year term expiring in 2006.

                                      NOMINEE FOR TRUSTEE      NOMINEE FOR TRUSTEE
                                      ELECTED BY ALL           ELECTED BY ALL
                                      SHAREHOLDERS             SHAREHOLDERS
     FUND                             JESSICA M. BIBLIOWICZ    WILLIAM H. PARK
     -------------------------------------------------------------------------------
     Insured Municipal Fund II
       For                                  9,822,474              9,823,308
       Withheld                                59,717                 58,883

     Insured California Fund II
       For                                  3,819,284              3,819,284
       Withheld                                 7,809                  7,809

     Insured Florida Fund
       For                                  2,484,057              2,484,057
       Withheld                                15,231                 15,231

     Insured Massachusetts Fund
       For                                  1,707,098              1,707,098
       Withheld                                 5,820                  5,820

     Insured Michigan Fund
       For                                  1,489,114              1,489,114
       Withheld                                11,673                 11,673

     Insured New Jersey Fund
       For                                  2,536,240              2,538,240
       Withheld                                 4,800                  2,800

     Insured New York Fund II
       For                                  2,464,633              2,464,813
       Withheld                                41,170                 40,990

     Insured Ohio Fund
       For                                  2,456,532              2,458,272
       Withheld                                20,720                 18,980

     Insured Pennsylvania Fund
       For                                  2,868,198              2,875,698
       Withheld                                27,973                 20,473

     Mr. Park replaces Donald R. Dwight as a Trustee of each Fund. As of July 2003, Mr. Dwight retired from each Fund's Board of Trustees. In addition, at their June 2003 Board meeting, the Trustees of each Fund appointed Ronald A. Pearlman as a new Trustee of each Fund. As of June 2003, each Fund's Audit Committee membership also changed and now consists of the following independent Trustees: Norton H. Reamer (chairman), Samuel L. Hayes, III, William H. Park, and Lynn A. Stout.

EATON VANCE INSURED MUNICIPAL BONDS FUND as of September 30, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE EATON VANCE INSURED MUNICIPAL BOND FUND II, EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND II, EATON VANCE INSURED FLORIDA MUNICIPAL BOND FUND, EATON VANCE INSURED MASSACHUSETTS MUNICIPAL BOND FUND, EATON VANCE INSURED MICHIGAN MUNICIPAL BOND FUND, EATON VANCE INSURED NEW JERSEY MUNICIPAL BOND FUND, EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND II, EATON VANCE INSURED OHIO MUNICIPAL BOND FUND, AND EATON VANCE INSURED PENNSYLVANIA MUNICIPAL BOND FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund (the "Funds") as of September 30, 2003, and the related statements of operations and changes in net assets and financial highlights for the period from the start of business, November 29, 2002 to September 30, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of September 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Florida Municipal Bond Fund, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund, and Eaton Vance Insured Pennsylvania Municipal Bond Fund at September 30, 2003, the results of their operations, the changes in their net assets and their financial highlights for the period from the start of business, November 29, 2002 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2003

EATON VANCE INSURED MUNICIPAL BOND FUNDS

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE INSURED MUNICIPAL BOND FUNDS
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                  ----------------------------------------------
                                  Please print exact name on account

                                  ----------------------------------------------
                                  Shareholder signature                 Date

                                  ----------------------------------------------
                                  Shareholder signature                 Date

                                  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                              Eaton Vance Insured Municipal Bond Funds
                              c/o PFPC Inc.
                              P.O. Box 43027
                              Providence, RI 02940-3027
                              800-331-1710

NUMBER OF EMPLOYEES

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of September 30, 2003, our records indicate that there are 32, 7, 9, 6, 8, 9, 20, 21 and 55 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 4,600, 1,500, 1,200, 800, 900, 1,500, 1,200, 1,500 and 1,900 shareholders owning the
Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

                              Eaton Vance Distributors, Inc.
                              The Eaton Vance Building
                              255 State Street
                              Boston, MA 02109
                              1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

Insured Municipal Fund II        EIV
Insured California Fund II       EIA
Insured Florida Fund             EIF
Insured Massachusetts Fund       MAB
Insured Michigan Fund            MIW
Insured New Jersey Fund          EMJ
Insured New York Fund II         NYH
Insured Ohio Fund                EIO
Insured Pennsylvania Fund        EIP

EATON VANCE INSURED MUNICIPAL BOND FUNDS

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees and officers of Eaton Vance Insured Municipal Bond Fund II (EIV), Eaton Vance Insured California Municipal Bond Fund II (EIA), Eaton Vance Insured Florida Municipal Bond Fund (EIF), Eaton Vance Insured Massachusetts Municipal Bond Fund (MAB), Eaton Vance Insured Michigan Municipal Bond Fund (MIW), Eaton Vance Insured New Jersey Municipal Bond Fund (EMJ), Eaton Vance Insured New York Municipal Bond Fund II (NYH), Eaton Vance Insured Ohio Municipal Bond Fund (EIO), and Eaton Vance Pennsylvania Municipal Bond Fund
(EIP), (the Funds) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc, "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter and a wholly-owned subsidiary of EVM.

                                             TERM OF                                 NUMBER OF PORTFOLIOS
                         POSITION(S)       OFFICE AND                                  IN FUND COMPLEX
   NAME AND               WITH THE          LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 DATE OF BIRTH              FUNDS            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz      Trustee    Until 2006. 3 years.  President and Chief               191                     None
11/28/59                              Trustee since 2002.   Executive Officer of
                                                            National Financial
                                                            Partners (financial
                                                            services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            adviser) (July 1997 to
                                                            April 1999) and a
                                                            Director of Baker,
                                                            Fentress & Company,
                                                            which owns John A.
                                                            Levin & Co. (July 1997
                                                            to April 1999). Ms.
                                                            Bibliowicz is an
                                                            interested person
                                                            because of her
                                                            affiliation with a
                                                            brokerage firm.

James B. Hawkes          Trustee and  Until 2004. 3 years.  Chairman, President and           193               Director of EVC
11/9/41                     Vice      Trustee since 2002.   Chief Executive Officer
                          President                         of BMR, EVC, EVM and
                                                            EV; Director of EV;
                                                            Vice President and
                                                            Director of EVD.
                                                            Trustee and/or officer
                                                            of 193 registered
                                                            investment companies in
                                                            the Eaton Vance Fund
                                                            Complex. Mr. Hawkes is
                                                            an interested person
                                                            because of his
                                                            positions with BMR,
                                                            EVM, EVC and EV, which
                                                            are affiliates of the
                                                            Funds.

                                             TERM OF                                 NUMBER OF PORTFOLIOS
                         POSITION(S)       OFFICE AND                                  IN FUND COMPLEX
   NAME AND               WITH THE          LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 DATE OF BIRTH              FUNDS            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III(A)    Trustee    Until 2004. 3 years.  Jacob H. Schiff                   193          Director of Tiffany & Co.
2/23/35                               Trustee since 2002.   Professor of Investment                        (specialty retailer) and
                                                            Banking Emeritus,                                   Telect, Inc.
                                                            Harvard University                               (telecommunication
                                                            Graduate School of                                 services company)
                                                            Business
                                                            Administration.

William H. Park            Trustee    Until 2006. 3 years.  President and Chief               190                     None
9/19/47                               Trustee since 2003.   Executive Officer,
                                                            Prizm Capital
                                                            Management, LLC
                                                            (investment management
                                                            firm) (since 2002).
                                                            Executive Vice
                                                            President and Chief
                                                            Financial Officer,
                                                            United Asset Management
                                                            Corporation (a holding
                                                            company owning
                                                            institutional
                                                            investment management
                                                            firms) (1982-2001).

                                             TERM OF                                 NUMBER OF PORTFOLIOS
                         POSITION(S)       OFFICE AND                                  IN FUND COMPLEX
   NAME AND               WITH THE          LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
 DATE OF BIRTH              FUNDS            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
(CONTINUED)

Ronald A. Pearlman         Trustee    Until 2005. 3 years.  Professor of Law,                 190                     None
7/10/40                               Trustee since 2003.   Georgetown University
                                                            Law Center (since
                                                            1999). Tax Partner,
                                                            Covington & Burling,
                                                            Washington, DC
                                                            (1991-2000).

Norton H. Reamer(A)        Trustee    Until 2005. 3 years.  President and Chief               193                     None
9/21/35                               Trustee since 2002.   Executive Officer of
                                                            Asset Management
                                                            Finance Corp. (a
                                                            specialty finance
                                                            company serving the
                                                            investment management
                                                            industry) (since
                                                            October 2003).
                                                            President, Unicorn
                                                            Corporation (an
                                                            investment and
                                                            financial advisory
                                                            services company)
                                                            (since September 2000).
                                                            Formerly, Chairman,
                                                            Hellman, Jordan
                                                            Management Co., Inc.
                                                            (an investment
                                                            management company)
                                                            (2000-2003). Formerly,
                                                            Advisory Director of
                                                            Berkshire Capital
                                                            Corporation (investment
                                                            banking firm)
                                                            (2000-2003). Formerly,
                                                            Chairman of the Board,
                                                            United Asset Management
                                                            Corporation (a holding
                                                            company owning
                                                            institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds) (1980-2000).

Lynn A. Stout              Trustee    Until 2005. 3 years.  Professor of Law,                 193                     None
9/14/57                               Trustee since 2002.   University of
                                                            California at Los
                                                            Angeles School of Law
                                                            (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                    TERM OF
                             POSITION(S)          OFFICE AND
  NAME AND                    WITH THE             LENGTH OF                          PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                   FUNDS               SERVICE                           DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter              President           Since 2002    Vice President of EVM and BMR. Trustee and President of The
8/20/43                                                         Massachusetts Health & Education Tax-Exempt Trust. Officer of 128
                                                                registered investment companies managed by EVM or BMR.

William H. Ahern, Jr.   Vice President of MIW     Since 2002    Vice President of EVM and BMR. Officer of 36 registered
7/28/59                                                         investment companies managed by EVM or BMR.

Cynthia J. Clemson      Vice President of EIA,    Since 2002    Vice President of EVM and BMR. Officer of 20 registered
3/2/63                       EIF, and EIP                       investment companies managed by EVM or BMR.

Robert B. MacIntosh        Vice President         Since 2002    Vice President of EVM and BMR. Officer of 128 registered
1/22/57                                                         investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary            Since 2002    Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                        EVD, EV and EVC. Officer of 193 registered investment companies managed by EVM or BMR.

James L. O'Connor             Treasurer           Since 2002    Vice President of BMR, EVM and EVD. Officer of 115 registered
4/1/45                                                          investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(A)  APS Trustee.

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE INSURED MUNICIPAL BOND FUNDS
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                 Attn: Eaton Vance Insured Municipal Bond Funds
                                 P.O. BOX 43027
                            Providence, RI 02940-3027
                                 (800) 331-1710


                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022



                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

1557-11/03                                                             91MBIISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)            Registrant's Code of Ethics - Not applicable (please see
                  Item 2).
(a)(2)(i)         Treasurer's Section 302 certification.
(a)(2)(ii)        President's Section 302 certification.
(b)               Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund II
-------------------------------------------


By:    /s/ Thomas J. Fetter
       -----------------------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       -----------------------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       -----------------------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)            Registrant's Code of Ethics - Not applicable (please see
                  Item 2).
(a)(2)(i)         Treasurer's Section 302 certification.
(a)(2)(ii)        President's Section 302 certification.
(b)               Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund II
-----------------------------------------------------


By:    /S/ Thomas J. Fetter
       -------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       -------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /S/ Thomas J. Fetter
       -------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)            Registrant's Code of Ethics - Not applicable (please see
                  Item 2).
(a)(2)(i)         Treasurer's Section 302 certification.
(a)(2)(ii)        President's Section 302 certification.
(b)               Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Florida Municipal Bond Fund
-----------------------------------------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       --------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)            Registrant's Code of Ethics - Not applicable (please see
                  Item 2).
(a)(2)(i)         Treasurer's Section 302 certification.
(a)(2)(ii)        President's Section 302 certification.
(b)               Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Massachusetts Municipal Bond Fund
-----------------------------------------------------


By:    /S/ Thomas J. Fetter
       -------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Jams L. O'Connor
          -----------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)            Registrant's Code of Ethics - Not applicable (please see
                  Item 2).
(a)(2)(i)         Treasurer's Section 302 certification.
(a)(2)(ii)        President's Section 302 certification.
(b)               Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Michigan Municipal Bond Fund
------------------------------------------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /S/ James L. O'Connor
    ---------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)            Registrant's Code of Ethics - Not applicable (please see
                  Item 2).
(a)(2)(i)         Treasurer's Section 302 certification.
(a)(2)(ii)        President's Section 302 certification.
(b)               Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New Jersey Municipal Bond Fund


By:    /S/ Thomas J. Fetter
      -------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       --------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /S/ Thomas J. Fetter
       -----------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)            Registrant's Code of Ethics - Not applicable (please see
                  Item 2).
(a)(2)(i)         Treasurer's Section 302 certification.
(a)(2)(ii)        President's Section 302 certification.
(b)               Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund II
---------------------------------------------------


By:    /s/ Thomas J. Fetter
       ---------------------------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------------------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       ---------------------------------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)            Registrant's Code of Ethics - Not applicable (please see
                  Item 2).
(a)(2)(i)         Treasurer's Section 302 certification.
(a)(2)(ii)        President's Section 302 certification.
(b)               Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Ohio Municipal Bond Fund
--------------------------------------------

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)            Registrant's Code of Ethics - Not applicable (please see
                  Item 2).
(a)(2)(i)         Treasurer's Section 302 certification.
(a)(2)(ii)        President's Section 302 certification.
(b)               Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Pennsylvania Municipal Bond Fund
----------------------------------------------------

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  November 18, 2003
       -----------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 18, 2003
       -----------------